Schedule of investments
Optimum Fixed Income Fund
June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.12%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,095	$ 2,091
Series 2004-T1 1A2 6.50% 1/25/44	1,838	1,890
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	16,171	16,607
Series 2004-W15 1A1 6.00% 8/25/44	9,957	10,241
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	9,515	9,640
Series 2001-14 Z 6.00% 5/25/31	657	674
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	885,278	717,968
Series 2008-24 ZA 5.00% 4/25/38	2,737,497	2,796,826
Series 2009-2 AS 1.28% (5.59% minus SOFR, Cap 5.70%) 2/25/39 Σ, =, •	180,952	12,114
Series 2009-68 SA 2.33% (6.64% minus SOFR, Cap 6.75%) 9/25/39 Σ, =, •	67,096	6,020
Series 2017-40 GZ 3.50% 5/25/47	353,744	321,387
Series 2017-95 FA 4.814% (SOFR + 0.46%, Floor 0.35%) 11/25/47 •	137,537	135,930
Series 2024-38 FA 5.15% (SOFR + 0.80%, Floor 0.80%) 1/25/51 •	1,527,020	1,527,181
Series 3143 BC 5.50% 2/15/36	473,689	495,149
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	9,460	9,603
Series 3289 SA 2.332% (6.64% minus SOFR, Cap 6.75%) 3/15/37 Σ, =, •	122,751	9,646
Series 4676 KZ 2.50% 7/15/45	307,260	260,203
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 5560 FB 5.306% (SOFR + 1.00%, Cap 8.00%, Floor 1.00%) 6/25/55 •	3,400,000	$ 3,424,320
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 5.955% (SOFR + 1.65%) 1/25/34 #, •	1,179,522	1,184,744
Series 2021-HQA2 M2 144A 6.355% (SOFR + 2.05%) 12/25/33 #, •	4,085,249	4,182,273
Series 2022-DNA1 M2 144A 6.805% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	3,054,390
Series 2022-DNA2 M2 144A 8.055% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	1,038,421
Series 2025-DNA2 M2 144A 5.805% (SOFR + 1.50%) 5/25/45 #, •	1,115,000	1,115,719
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	8,266	8,291
Series T-58 2A 6.50% 9/25/43 ♦	2,479	2,529
GNMA
Series 2008-65 SB 1.568% (5.89% minus TSFR01M, Cap 6.00%) 8/20/38 Σ, =, •	174,372	1,098
Series 2009-2 SE 1.388% (5.71% minus TSFR01M, Cap 5.82%) 1/20/39 Σ, =, •	594,651	14,365
Series 2011-H21 FT 4.62% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	459,424	459,085
NQ- OPTFI [0625] 0825 (4730784)    1

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2011-H23 FA 5.146% (TSFR01M + 0.81%, Cap 11.00%, Floor 0.70%) 10/20/61 •	511,082	$ 513,371
Series 2012-H08 FB 5.046% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 3/20/62 •	60,425	60,614
Series 2012-H18 NA 4.966% (TSFR01M + 0.63%, Cap 10.50%, Floor 0.52%) 8/20/62 •	45,384	45,454
Series 2012-H29 SA 4.961% (TSFR01M + 0.63%, Cap 12.00%, Floor 0.52%) 10/20/62 •	931,438	933,746
Series 2013-113 LY 3.00% 5/20/43	484,654	449,895
Series 2015-H10 FA 5.046% (TSFR01M + 0.71%, Cap 7.50%) 4/20/65 •	3,410,103	3,408,240
Series 2015-H11 FC 4.996% (TSFR01M + 0.66%, Cap 7.50%, Floor 0.55%) 5/20/65 •	381,464	381,228
Series 2015-H12 FB 5.046% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 5/20/65 •	1,313,587	1,313,491
Series 2015-H20 FB 5.046% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 8/20/65 •	409,966	409,910
Series 2015-H30 FD 5.046% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 10/20/65 •	17,534	17,595
Series 2016-H06 FD 5.366% (TSFR01M + 1.03%, Cap 7.50%, Floor 0.92%) 7/20/65 •	328,088	329,404
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-163 ZK 3.50% 11/20/47	2,116,721	$ 1,970,347
Total Agency Collateralized Mortgage Obligations (cost $30,709,705)		30,651,700

Agency Commercial Mortgage-Backed Securities — 0.34%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	4,750,000	4,222,971
Series K150 A2 3.71% 9/25/32 ♦, •	2,300,000	2,201,708
Series K753 A2 4.40% 10/25/30 ♦	1,575,000	1,587,784
Series X3FX A2FX 3.00% 6/25/27 ♦	935,409	916,959

FREMF Mortgage Trust Series 2017-K71 B 144A 3.88% 11/25/50 #, •	470,000	459,060
Total Agency Commercial Mortgage-Backed Securities (cost $9,344,898)		9,388,482

Agency Mortgage-Backed Securities — 39.44%
Fannie Mae 5.50% 3/1/37	4,131	4,179
Fannie Mae S.F. 15 yr
2.50% 7/1/36	4,314,476	4,038,369
2.50% 8/1/36	642,411	600,349
4.50% 9/1/37	659,591	656,235
Fannie Mae S.F. 20 yr
2.00% 3/1/41	2,669,472	2,303,236
2.00% 5/1/41	2,191,736	1,884,315
3.00% 9/1/37	906,257	865,746
4.00% 8/1/42	506,744	488,984
5.50% 8/1/43	1,346,267	1,368,520
Fannie Mae S.F. 30 yr
2.00% 6/1/50	9,344,458	7,470,519
2.00% 12/1/50	4,875,663	3,900,671
2.00% 1/1/51	823,565	663,127
2.00% 2/1/51	3,036,070	2,431,591
2.00% 3/1/51	104,919	83,487
2.00% 8/1/51	1,152,114	923,608
2.00% 9/1/51	7,162,847	5,696,541
2.00% 1/1/52	3,161,491	2,543,833
2.50% 8/1/50	2,782,776	2,348,274
2.50% 1/1/51	2,278,792	1,909,525

2    NQ- OPTFI [0625] 0825 (4730784)

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 7/1/51	1,042,310	$ 874,858
2.50% 8/1/51	5,784,947	4,857,669
2.50% 2/1/52	18,899,327	15,746,555
2.50% 4/1/52	55,059	46,062
3.00% 10/1/42	903,085	816,953
3.00% 4/1/43	330,360	298,443
3.00% 11/1/48	527,285	467,754
3.00% 12/1/49	2,854,872	2,516,487
3.00% 3/1/50	1,287,242	1,137,406
3.00% 7/1/51	3,353,043	2,938,331
3.00% 12/1/51	6,351,519	5,560,795
3.00% 6/1/52	2,310,604	2,018,937
3.00% 7/1/52	9,464,654	8,197,399
3.50% 2/1/47	7,548,844	7,077,747
3.50% 7/1/47	1,955,271	1,835,619
3.50% 1/1/48	1,876,653	1,742,658
3.50% 2/1/48	1,219,786	1,116,481
3.50% 1/1/50	1,498,560	1,377,559
3.50% 3/1/50	476,182	436,838
3.50% 7/1/50	2,967,573	2,759,012
3.50% 8/1/50	3,913,873	3,577,053
3.50% 3/1/52	2,546,942	2,321,789
3.50% 5/1/52	2,737,629	2,495,857
3.50% 6/1/52	5,164,354	4,658,257
3.50% 9/1/52	5,853,292	5,334,473
4.00% 10/1/40	6,713	6,486
4.00% 11/1/40	26,886	25,987
4.00% 3/1/46	50,432	47,834
4.00% 3/1/47	2,463,212	2,334,749
4.00% 4/1/47	369,814	350,345
4.00% 6/1/48	1,782,562	1,687,841
4.00% 9/1/48	2,017,082	1,906,236
4.00% 10/1/48	1,847,401	1,753,089
4.00% 1/1/49	33,543	31,711
4.00% 3/1/49	92,777	87,617
4.00% 6/1/49	424,260	400,739
4.00% 8/1/51	2,389,176	2,298,576
4.00% 9/1/52	4,213,446	3,925,945
4.50% 5/1/35	17,884	17,754
4.50% 8/1/35	30,060	29,917
4.50% 9/1/35	33,303	33,166
4.50% 5/1/39	135,231	134,924
4.50% 7/1/40	120,615	119,723
4.50% 4/1/41	11,101	11,069
4.50% 5/1/46	83,867	83,616
4.50% 4/1/48	483,881	484,812
4.50% 9/1/48	148,288	143,757
4.50% 12/1/48	136,036	132,246
4.50% 1/1/49	3,860,356	3,753,527
4.50% 1/1/50	6,729,786	6,653,515
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 4/1/50	533,260	$ 518,434
4.50% 10/1/52	10,518,175	10,080,367
4.50% 2/1/53	6,132,325	5,877,506
5.00% 3/1/34	540	546
5.00% 4/1/34	3,391	3,437
5.00% 8/1/34	5,194	5,264
5.00% 4/1/35	1,418	1,439
5.00% 12/1/37	570	579
5.00% 3/1/38	35,417	35,981
5.00% 5/1/40	57,831	58,550
5.00% 7/1/47	232,644	235,613
5.00% 1/1/51	2,614,528	2,606,359
5.50% 12/1/33	6,148	6,193
5.50% 2/1/35	85,269	88,111
5.50% 5/1/44	3,037,946	3,134,542
5.50% 10/1/52	6,982,738	7,021,076
5.50% 11/1/52	3,815,888	3,848,154
5.50% 7/1/53	462,780	463,403
6.00% 9/1/36	5,172	5,358
6.00% 8/1/38	11,348	11,726
6.00% 12/1/38	1,971	2,067
6.00% 1/1/42	2,586,643	2,711,419
6.00% 5/1/53	2,203,863	2,250,214
6.00% 9/1/53	6,041,909	6,149,122
6.00% 3/1/55	31,811,871	32,335,959
6.50% 11/1/33	873	915
6.50% 2/1/36	15,319	16,184
6.50% 3/1/36	29,647	31,104
6.50% 6/1/36	19,396	20,400
6.50% 2/1/38	3,653	3,773
6.50% 11/1/38	1,445	1,531
Fannie Mae S.F. 30 yr TBA
2.00% 7/1/55	50,200,000	39,727,658
2.50% 8/1/55	37,600,000	31,178,108
3.50% 7/1/55	22,100,000	19,894,539
3.50% 8/15/55	50,000,000	45,000,505
4.00% 8/1/55	70,500,000	65,537,477
4.50% 8/1/55	184,000,000	175,924,056
5.00% 7/1/55	11,400,000	11,170,862
5.00% 8/1/55	99,000,000	96,963,709
5.50% 8/15/55	142,100,000	141,962,021
6.00% 7/1/55	32,300,000	32,820,766
6.50% 8/1/55	28,600,000	29,487,495
Freddie Mac ARM
6.625% (RFUCCT1Y + 1.63%, Cap 10.50%, Floor 1.63%) 2/1/38 •	10,649	10,837
NQ- OPTFI [0625] 0825 (4730784)    3

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
7.18% (RFUCCT1Y + 2.18%, Cap 10.46%, Floor 2.18%) 5/1/37 •	26,015	$ 26,847
Freddie Mac S.F. 15 yr
2.00% 1/1/37	4,767,045	4,382,218
3.00% 3/1/35	4,786,211	4,594,648
Freddie Mac S.F. 20 yr
2.00% 3/1/41	2,716,778	2,340,093
2.00% 5/1/42	882,912	758,366
2.00% 8/1/42	3,128,913	2,696,293
2.50% 6/1/41	4,819,991	4,310,529
2.50% 3/1/42	3,302,389	2,937,796
3.00% 4/1/42	1,394,888	1,270,426
3.00% 6/1/42	1,784,858	1,624,359
5.00% 11/1/42	2,415,845	2,423,302
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,140,307	1,698,700
2.50% 5/1/51	821,629	694,796
2.50% 10/1/51	6,033,799	5,065,547
2.50% 12/1/51	2,600,798	2,190,076
2.50% 5/1/52	638,508	531,172
3.00% 11/1/46	1,840,053	1,641,677
3.00% 1/1/47	1,366,021	1,213,395
3.00% 11/1/49	1,845,627	1,616,660
3.00% 1/1/50	464,855	412,270
3.00% 7/1/50	722,458	640,786
3.00% 12/1/50	138,598	122,298
3.00% 5/1/51	4,395,768	3,899,409
3.00% 8/1/51	192,017	167,839
3.00% 8/1/52	3,430,780	3,003,248
3.50% 8/1/48	14,616	13,357
3.50% 9/1/48	1,451,351	1,317,770
3.50% 11/1/48	3,432,192	3,166,911
3.50% 4/1/52	1,640,638	1,487,684
4.00% 10/1/47	1,064,589	1,004,797
4.00% 9/1/52	9,796,747	9,156,472
4.50% 8/1/48	615,068	598,947
4.50% 1/1/49	2,093,943	2,033,339
4.50% 3/1/49	133,172	129,437
4.50% 8/1/49	1,133,650	1,102,942
4.50% 7/1/52	1,584,587	1,524,070
4.50% 10/1/52	11,116,208	10,653,114
5.00% 7/1/52	6,084,740	6,025,309
5.00% 9/1/52	4,423,822	4,371,001
5.00% 11/1/52	1,854,408	1,826,241
5.00% 6/1/53	14,917,873	14,657,024
5.50% 9/1/41	903,691	931,963
5.50% 9/1/52	4,365,303	4,396,921
5.50% 11/1/52	2,815,344	2,835,888
5.50% 2/1/53	3,379,061	3,396,435
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 3/1/53	4,447,594	$ 4,493,042
5.50% 9/1/53	5,305,041	5,342,459
5.50% 11/1/54	3,887,075	3,887,806
5.50% 1/1/55	14,956,025	14,958,836
6.00% 1/1/53	813,098	836,713
6.00% 5/1/53	2,798,148	2,863,061
6.50% 11/1/33	8,020	8,292
6.50% 1/1/35	32,323	33,542
7.00% 1/1/38	4,460	4,707
GNMA I S.F. 30 yr
3.00% 8/15/45	3,546,483	3,176,292
3.00% 3/15/50	289,230	256,466
5.50% 10/15/42	1,532,520	1,597,185
GNMA II S.F. 30 yr
3.00% 8/20/50	598,476	540,297
3.00% 12/20/51	1,425,499	1,261,435
5.00% 9/20/52	1,331,898	1,315,493
5.50% 6/20/49	2,526,000	2,570,477
6.00% 4/20/34	1,045	1,067

GNMA II S.F. 30 yr TBA 4.00% 7/20/55	6,000,000	5,577,722
Total Agency Mortgage-Backed Securities (cost $1,094,082,257)		1,083,667,905

Collateralized Loan Obligations — 4.41%
AGL CLO 17 Series 2022-17A AR 144A 5.219% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	2,550,000	2,537,852
Aimco CLO 15 Series 2021-15A D1R 144A 7.034% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	750,000	743,474
Anchorage Capital CLO 6 Series 2015-6A AR3 144A 5.712% (TSFR03M + 1.44%, Floor 1.44%) 4/22/34 #, •	4,000,000	4,007,144
Apidos CLO XXIV Series 2016-24A A1AL 144A 5.481% (TSFR03M + 1.21%, Floor 0.95%) 10/20/30 #, •	684,117	684,201

4    NQ- OPTFI [0625] 0825 (4730784)

		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Ares European CLO X DAC Series 10A AR 144A 3.059% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,335,752	$ 1,572,638
Ares European CLO XII DAC Series 12A AR 144A 3.086% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	276,521	325,276
ARES XLV CLO Series 2017-45A BR 144A 5.506% (TSFR03M + 1.25%, Floor 1.25%) 10/15/30 #, •		500,000	499,738
Ares XXXIV CLO Series 2015-2A AR3 144A 5.60% (TSFR03M + 1.32%, Floor 1.32%) 4/17/33 #, •		2,600,000	2,603,432
Atlantic Avenue Series 2024-3A A 144A 5.529% (TSFR03M + 1.26%, Floor 1.26%) 1/20/35 #, •		4,000,000	4,000,864
Atlas Senior Loan Fund XVIII Series 2021-18A A1R 144A 5.379% (TSFR03M + 1.11%, Floor 1.11%) 1/18/35 #, •		1,700,000	1,696,280
Aurium CLO IV DAC Series 4A AR 144A 2.982% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	2,872,889	3,379,875
Bain Capital Credit CLO Series 2021-7A A1R 144A 5.252% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •		3,150,000	3,138,354
Bain Capital Euro CLO DAC Series 2018-2A AR 144A 2.976% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	718,964	844,129
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.071% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •		850,000	$ 852,594
Black Diamond CLO DAC Series 2019-1A A1R 144A 3.123% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	167,590	197,233
Blackrock European CLO VII DAC Series 7A AR 144A 2.899% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	1,371,970	1,608,732
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 2.999% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	693,139	815,579
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 2.879% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	249,606	291,967
Series 2019-1A AR 144A 3.056% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	998,763	1,173,650

Cairn CLO X DAC Series 2018-10A AR 144A 3.059% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,019,881	1,199,148
Canyon Capital CLO Series 2019-2A AR2 144A 5.266% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •		1,350,000	1,347,816
Canyon CLO Series 2020-2A AR2 144A 5.286% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •		1,900,000	1,895,470
NQ- OPTFI [0625] 0825 (4730784)    5

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 2.979% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	1,086,681	$ 1,277,926
Series 2019-2A A1R 144A 3.033% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	577,563	678,809
Series 2025-1A A1 144A 3.206% (EUR003M + 1.21%, Floor 1.21%) 8/15/38 #, •	EUR	1,000,000	1,177,950

Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 2.893% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	755,571	888,269
CarVal CLO III Series 2019-2A AR2 144A 5.259% (TSFR03M + 0.99%, Floor 0.99%) 7/20/32 #, •		2,367,336	2,367,928
CBAMR Series 2021-15A D1R 144A 7.204% (TSFR03M + 2.90%, Floor 2.90%) 1/20/38 #, •		850,000	847,282
Cedar Funding VI CLO Series 2016-6A ARR 144A 5.581% (TSFR03M + 1.31%, Floor 1.05%) 4/20/34 #, •		6,800,000	6,805,902
CIFC Funding Series 2025-1A D1 144A 6.746% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •		850,000	843,393
CVC Cordatus Loan Fund VII DAC Series 7A ARR 144A 2.605% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	806,161	947,737
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Dryden 109 CLO Series 2022-109A DR 144A 6.956% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •		850,000	$ 848,479
Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 2.939% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	1,659,965	1,949,417
Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 3.003% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	1,584,283	1,863,295
Dryden 54 Senior Loan Fund Series 2017-54A AR 144A 5.419% (TSFR03M + 1.15%, Floor 1.15%) 10/19/29 #, •		1,312,575	1,312,315
Elmwood CLO 22 Series 2023-1A D1R 144A 7.084% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •		750,000	752,712
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 2.811% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	3,985,897	4,664,744
Galaxy XXI CLO Series 2015-21A AR 144A 5.551% (TSFR03M + 1.28%) 4/20/31 #, •		230,673	230,685
Generate CLO 10 Series 2022-10A D1R 144A 7.166% (TSFR03M + 2.85%, Floor 2.85%) 1/22/38 #, •		600,000	593,325
Harvest CLO XVI DAC Series 16A ARR 144A 2.919% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	1,140,875	1,341,310

6    NQ- OPTFI [0625] 0825 (4730784)

		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	185,929	$ 214,755
Indigo Credit Management II DAC Series 2A A 144A 3.479% (EUR003M + 1.20%, Floor 1.20%) 7/15/38 #, •	EUR	1,100,000	1,293,514
Invesco Euro CLO I DAC Series 1A A1R 144A 2.929% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	185,083	217,163
Jubilee CLO DAC
Series 2016-17A A1RR 144A 2.929% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,361,490	1,595,021
Series 2016-17A A2RR 144A 2.929% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	486,247	570,159

KKR CLO 18 Series 18 AR 144A 5.471% (TSFR03M + 1.20%, Floor 0.94%) 7/18/30 #, •		70,148	70,129
Madison Park Funding XLVI Series 2020-46A ARR 144A 5.256% (TSFR03M + 1.00%) 10/15/34 #, •		3,900,000	3,890,012
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.167% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •		850,000	851,349
Magnetite Xlv Series 2025-45A D1 144A 6.785% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •		750,000	742,694
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Man GLG Euro CLO V DAC Series 5A A1R 144A 2.665% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	826,113	$ 970,235
Man GLG US CLO Series 2018-1A A1R 144A 5.671% (TSFR03M + 1.40%) 4/22/30 #, •		258,605	258,588
Marathon CLO
Series 2021-16A A1A 144A 5.718% (TSFR03M + 1.46%, Floor 1.20%) 4/15/34 #, •		1,250,000	1,249,687
Series 2021-16A A1AR 144A TBD (TSFR03M + 1.11%, Floor 1.11%) 4/15/34 #, •, ^^		1,250,000	1,250,000

Neuberger Berman CLO XX Series 2015-20A D1R3 144A 6.968% (TSFR03M + 2.65%, Floor 2.65%) 4/15/39 #, •		500,000	492,861
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 5.211% (TSFR03M + 0.95%, Floor 0.95%) 7/16/35 #, •		650,000	647,986
Oak Hill European Credit Partners IV DAC Series 2015-4A A1RE 144A 2.966% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, •	EUR	100,110	117,966
Oaktree CLO Series 2020-1A D1RR 144A 6.856% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •		800,000	788,217
OCP Euro CLO DAC Series 2020-4A AR 144A 3.116% (EUR003M + 0.88%, Floor 0.88%) 9/22/34 #, •	EUR	1,407,191	1,654,972
NQ- OPTFI [0625] 0825 (4730784)    7

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Octagon Investment Partners 51 Series 2021-1A AR 144A 5.259% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •		2,750,000	$ 2,741,731
OFSI BSL XII Series 2023-12A D1R 144A 7.469% (TSFR03M + 3.20%, Floor 3.20%) 1/20/38 #, •		800,000	791,086
OFSI BSL XIV CLO Series 2024-14A D1 144A 8.119% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •		750,000	753,836
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.822% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •		850,000	853,766
OZLM IX Series 2014-9A A1A4 144A 5.469% (TSFR03M + 1.20%, Floor 1.20%) 10/20/31 #, •		470,316	470,820
Palmer Square CLO Series 2015-1A A1A5 144A 5.371% (TSFR03M + 1.05%, Floor 1.05%) 5/21/34 #, •		3,700,000	3,695,567
Palmer Square European Loan Funding DAC
Series 2024-1A AR 144A 3.113% (EUR003M + 0.97%, Floor 0.97%) 8/15/33 #, •	EUR	462,434	544,754
Series 2025-1A A 144A 3.17% (EUR003M + 0.85%, Floor 0.85%) 10/15/34 #, •	EUR	1,600,000	1,881,113
Series 2025-2A A 144A 3.203% (EUR003M + 1.15%, Floor 1.15%) 2/15/35 #, =, •	EUR	3,000,000	3,535,158

		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Palmer Square Loan Funding Series 2021-4A A1 144A 5.318% (TSFR03M + 1.06%, Floor 1.06%) 10/15/29 #, •		156,636	$ 156,578
Sculptor European CLO V DAC Series 5A AR 144A 3.055% (EUR003M + 0.79%, Floor 0.79%) 1/14/32 #, •	EUR	2,660,320	3,122,302
Segovia European CLO DAC Series 2019-6A AR 144A 3.116% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,451,708	1,709,389
Signal Peak CLO 5 Series 2018-5A A1R 144A 5.832% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •		1,800,000	1,805,342
Symphony CLO XXIV Series 2020-24A AR 144A 5.479% (TSFR03M + 1.20%, Floor 1.20%) 1/23/32 #, •		1,436,178	1,437,379
TCI-Symphony CLO Series 2017-1A AR 144A 5.448% (TSFR03M + 1.19%, Floor 0.93%) 7/15/30 #, •		436,829	437,266
TCW CLO Series 2019-2A D1R2 144A 7.317% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •		850,000	829,994
Tikehau CLO IX DAC Series 9A AR 144A 3.456% (EUR003M + 1.22%, Floor 1.22%) 1/20/37 #, •	EUR	1,000,000	1,178,992
Toro European CLO 6 DAC Series 6A AR 144A 3.185% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	285,475	335,382

8    NQ- OPTFI [0625] 0825 (4730784)

		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Toro European CLO 7 DAC Series 7A ARE 144A 2.953% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,873,907	$ 2,200,556
Trinitas Euro CLO V DAC Series 1A AR 144A TBD (EUR003M + 1.21%, Floor 1.21%) 7/15/39 #, =, •, ^^	EUR	1,000,000	1,177,950
Venture 32 CLO Series 2018-32A A1 144A 5.631% (TSFR03M + 1.36%, Floor 1.10%) 7/18/31 #, •		246,736	246,916
Venture 34 CLO Series 2018-34A AR 144A 5.536% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •		1,835,872	1,837,148
Venture 42 CLO Series 2021-42A A1A 144A 5.648% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •		1,300,000	1,300,256
Venture XXIX CLO Series 2017-29A AR 144A 5.578% (TSFR03M + 1.25%, Floor 0.99%) 9/7/30 #, •		815,673	815,815
Vibrant CLO XI Series 2019-11A A1R1 144A 5.651% (TSFR03M + 1.38%, Floor 1.12%) 7/20/32 #, •		882,211	882,146
Voya CLO Series 2014-4A A1RA 144A 5.603% (TSFR03M + 1.36%) 7/14/31 #, •		258,339	258,483
Wellington Management CLO 4 Series 2025-4A D1 144A 6.829% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •		750,000	740,483
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Zais CLO 16 Series 2020-16A A1R2 144A 5.399% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	3,700,000	$ 3,698,957
Total Collateralized Loan Obligations (cost $121,054,834)		121,121,397

Corporate Bonds — 33.60%
Banking — 12.75%
ABN AMRO Bank 144A 2.47% 12/13/29 #, μ	4,000,000	3,730,981
Access Bank 144A 6.125% 9/21/26 #	300,000	296,096
Akbank TAS
6.80% 6/22/31 μ, ■	200,000	199,525
144A 7.498% 1/20/30 #	200,000	203,777

Al Rajhi Sukuk 6.25% 7/21/30 μ, ψ, ■	375,000	376,936
Axis Bank 4.10% 9/8/26 μ, ψ, ■	345,000	335,730
Banco Davivienda 144A 8.125% 7/2/35 #, μ	490,000	492,842
Banco de Credito del Peru 144A 3.25% 9/30/31 #, μ	505,000	490,109
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	275,000	290,345
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ	380,000	395,924
Banco Macro 144A 8.00% 6/23/29 #	455,000	454,727
Banco Mercantil del Norte
144A 7.50% 6/27/29 #, μ, ψ	200,000	198,108
144A 7.625% 1/10/28 #, μ, ψ	210,000	209,411

Banco Santander 4.175% 3/24/28 μ	1,200,000	1,193,367
Bangkok Bank
144A 3.466% 9/23/36 #, μ	315,000	280,575
144A 5.00% 9/23/25 #, μ, ψ	280,000	279,278

Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	265,000	272,199
Bank of America
3.974% 2/7/30 μ	6,900,000	6,792,911
4.623% 5/9/29 μ	1,300,000	1,308,425
NQ- OPTFI [0625] 0825 (4730784)    9

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
5.162% 1/24/31 μ		1,855,000	$ 1,901,754
5.202% 4/25/29 μ		700,000	715,486
5.288% 4/25/34 μ		5,000,000	5,102,002
5.518% 10/25/35 μ		5,610,000	5,612,600
5.819% 9/15/29 μ		2,639,000	2,749,550
6.204% 11/10/28 μ		3,670,000	3,820,153
6.625% 5/1/30 μ, ψ		1,015,000	1,053,725
Bank of Montreal
7.30% 11/26/84 μ		467,000	478,175
7.70% 5/26/84 μ		1,245,000	1,288,680
Bank of New York Mellon
4.70% 9/20/25 μ, ψ		1,590,000	1,589,585
4.942% 2/11/31 μ		1,470,000	1,501,484
6.30% 3/20/30 μ, ψ		1,255,000	1,292,415
Barclays
4.942% 9/10/30 μ		2,000,000	2,015,493
4.972% 5/16/29 μ		3,000,000	3,031,915
5.501% 8/9/28 μ		1,600,000	1,632,154
6.375% 12/15/25 μ, ψ, ■	GBP	500,000	687,934
7.437% 11/2/33 μ		3,000,000	3,405,955
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
144A 5.875% 9/13/34 #, μ		200,000	196,672
144A 7.625% 2/11/35 #, μ		200,000	205,860
144A 8.125% 1/8/39 #, μ		230,000	237,893
BNP Paribas
144A 1.904% 9/30/28 #, μ		1,800,000	1,699,252
144A 2.159% 9/15/29 #, μ		600,000	556,339
144A 2.871% 4/19/32 #, μ		300,000	268,918
144A 3.052% 1/13/31 #, μ		2,600,000	2,419,753
144A 5.786% 1/13/33 #, μ		1,600,000	1,665,456
144A 7.375% 8/19/25 #, μ, ψ		700,000	701,631
7.375% 8/19/25 μ, ψ, ■		500,000	501,165
144A 7.45% 6/27/35 #, μ, ψ		1,480,000	1,492,580
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BPCE
144A 5.748% 7/19/33 #, μ	5,000,000	$ 5,128,199
144A 6.612% 10/19/27 #, μ	3,350,000	3,430,270

Burgan Bank 2.75% 12/15/31 μ, ■	295,000	279,484
Citibank
5.438% 4/30/26	955,000	962,613
5.488% 12/4/26	2,545,000	2,586,063
5.57% 4/30/34	2,570,000	2,678,098
Citigroup
3.20% 10/21/26	1,000,000	986,052
4.075% 4/23/29 μ	2,400,000	2,376,571
5.174% 2/13/30 μ	1,900,000	1,938,869
5.61% 9/29/26 μ	897,000	899,057
5.612% 3/4/56 μ	1,180,000	1,159,056
6.02% 1/24/36 μ	1,215,000	1,248,346
6.75% 2/15/30 μ, ψ	1,505,000	1,519,845
7.00% 8/15/34 μ, ψ	850,000	895,616
Cooperatieve Rabobank
3.75% 7/21/26	1,350,000	1,339,434
4.375% 8/4/25	2,000,000	1,999,071
144A 5.447% 3/5/30 #, μ	3,300,000	3,404,283

Credit Agricole 144A 5.222% 5/27/31 #, μ	1,505,000	1,533,595
Credit Suisse Group
144A 6.25% 12/18/24 #, ψ	2,000,000	155,000
144A 6.375% 8/21/26 #, ψ	1,900,000	147,250
144A 6.442% 8/11/28 #, μ	1,750,000	1,818,684
7.50% 12/11/23 ψ, ■	400,000	31,000

Danske Bank 144A 5.705% 3/1/30 #, μ	3,400,000	3,528,556
Deutsche Bank
2.129% 11/24/26 μ	700,000	692,977
3.547% 9/18/31 μ	1,500,000	1,403,615
3.729% 1/14/32 μ	2,331,000	2,136,157
5.297% 5/9/31 μ	1,290,000	1,310,501
6.119% 7/14/26 μ	3,000,000	3,001,288
6.72% 1/18/29 μ	2,030,000	2,132,945
6.819% 11/20/29 μ	679,000	724,668
7.146% 7/13/27 μ	1,130,000	1,158,767
Fifth Third Bancorp
2.55% 5/5/27	1,000	969
3.95% 3/14/28	4,000	3,962
Goldman Sachs Group
1.431% 3/9/27 μ	2,000,000	1,957,087

10    NQ- OPTFI [0625] 0825 (4730784)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
3.615% 3/15/28 μ		3,400,000	$ 3,353,691
4.223% 5/1/29 μ		6,100,000	6,066,204
4.937% 4/23/28 μ		600,000	604,909
5.016% 10/23/35 μ		2,080,000	2,055,724
5.207% 1/28/31 μ		2,100,000	2,149,791
5.218% 4/23/31 μ		2,635,000	2,702,012
5.561% 11/19/45 μ		1,695,000	1,669,896
5.734% 1/28/56 μ		1,930,000	1,931,447
6.484% 10/24/29 μ		5,195,000	5,511,502
HSBC Holdings
2.013% 9/22/28 μ		3,800,000	3,602,705
2.848% 6/4/31 μ		2,700,000	2,468,173
2.871% 11/22/32 μ		1,000,000	884,960
5.21% 8/11/28 μ		500,000	507,160
5.546% 3/4/30 μ		1,800,000	1,853,954
5.875% 9/28/26 μ, ψ	GBP	500,000	687,149

Huntington Bancshares 6.208% 8/21/29 μ		1,770,000	1,857,601
ICICI Bank 144A 4.00% 3/18/26 #		200,000	199,141
ING Groep
3.875% 5/16/27 μ, ψ		3,000,000	2,794,735
5.55% 3/19/35 μ		4,000,000	4,097,469
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,268,739
144A 6.625% 6/20/33 #		2,600,000	2,824,166
144A 7.20% 11/28/33 #		800,000	898,764
7.75% 1/11/27 μ, ψ, ■	EUR	200,000	248,400
JPMorgan Chase & Co.
2.522% 4/22/31 μ		5,500,000	5,029,920
2.947% 2/24/28 μ		1,100,000	1,075,222
2.963% 1/25/33 μ		500,000	449,547
4.005% 4/23/29 μ		900,000	892,237
4.452% 12/5/29 μ		1,500,000	1,503,120
4.851% 7/25/28 μ		1,400,000	1,414,865
5.012% 1/23/30 μ		1,290,000	1,314,044
5.103% 4/22/31 μ		1,635,000	1,675,970
5.14% 1/24/31 μ		1,085,000	1,112,917
5.571% 4/22/28 μ		1,340,000	1,368,026
5.572% 4/22/36 μ		2,135,000	2,213,428
6.254% 10/23/34 μ		910,000	989,390

JPMorgan Chase Bank 5.11% 12/8/26		4,000,000	4,051,886
KeyBank 5.85% 11/15/27		995,000	1,027,507
Kookmin Bank 144A 2.50% 11/4/30 #		550,000	491,835
Lloyds Banking Group
3.75% 3/18/28 μ		1,400,000	1,383,339
5.462% 1/5/28 μ		3,600,000	3,649,754
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Lloyds Banking Group
5.721% 6/5/30 μ		885,000	$ 919,384

M&T Bank 5.179% 7/8/31 μ		1,080,000	1,098,182
Metropolitan Bank & Trust 5.375% 3/6/29 ■		265,000	272,272
Mitsubishi UFJ Financial Group 2.559% 2/25/30		1,800,000	1,653,203
Mizuho Financial Group
2.564% 9/13/31		1,400,000	1,223,085
2.591% 5/25/31 μ		2,000,000	1,818,449
3.261% 5/22/30 μ		3,100,000	2,962,453
Morgan Stanley
0.495% 10/26/29 μ	EUR	2,000,000	2,187,049
3.625% 1/20/27		4,000,000	3,967,034
3.79% 3/21/30 μ	EUR	4,400,000	5,339,316
4.21% 4/20/28 μ		1,400,000	1,397,635
5.123% 2/1/29 μ		4,100,000	4,172,503
5.192% 4/17/31 μ		1,500,000	1,538,061
5.367% (SOFR + 1.02%) 4/13/28 •		4,500,000	4,526,828
5.516% 11/19/55 μ		1,475,000	1,442,539
5.652% 4/13/28 μ		1,200,000	1,227,114
5.656% 4/18/30 μ		1,200,000	1,246,684
5.664% 4/17/36 μ		1,050,000	1,088,468
5.831% 4/19/35 μ		3,007,000	3,151,547
6.138% 10/16/26 μ		865,000	868,772
6.296% 10/18/28 μ		1,717,000	1,788,970
6.407% 11/1/29 μ		1,688,000	1,788,256
Nationwide Building Society
144A 2.972% 2/16/28 #, μ		800,000	781,364
144A 4.302% 3/8/29 #, μ		5,200,000	5,169,647
NatWest Group
4.80% 4/5/26		5,000,000	5,012,293
5.125% 5/12/27 μ, ψ	GBP	500,000	672,834
5.778% 3/1/35 μ		3,800,000	3,947,951

NBK SPC 144A 1.625% 9/15/27 #, μ		400,000	385,391
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, μ, ψ		210,000	209,195
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		325,000	323,365
PNC Bank 4.05% 7/26/28		2,400,000	2,381,621
PNC Financial Services Group
4.899% 5/13/31 μ		845,000	855,935
NQ- OPTFI [0625] 0825 (4730784)    11

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
5.575% 1/29/36 μ		980,000	$ 1,010,449
5.676% 1/22/35 μ		1,090,000	1,132,923
6.875% 10/20/34 μ		1,645,000	1,839,592

Popular 7.25% 3/13/28		855,000	909,028
QNB Bank 10.75% 11/15/33 μ, ■		275,000	302,440
Santander UK Group Holdings
3.823% 11/3/28 μ		3,200,000	3,136,813
6.534% 1/10/29 μ		3,350,000	3,497,519

Scotiabank Peru 144A 6.10% 10/1/35 #, μ		495,000	503,415
Shinhan Bank 144A 5.75% 4/15/34 #		420,000	431,196
Standard Chartered
144A 5.005% 10/15/30 #, μ		1,100,000	1,111,674
144A 6.301% 1/9/29 #, μ		270,000	280,633
144A 7.625% 1/16/32 #, μ, ψ		275,000	280,240

State Street 4.834% 4/24/30		920,000	937,292
Sumitomo Mitsui Financial Group
1.474% 7/8/25		2,600,000	2,598,453
2.222% 9/17/31		2,300,000	2,003,356
5.454% 1/15/32		2,000,000	2,071,558

Sumitomo Mitsui Trust Bank 144A 5.20% 3/7/27 #		2,700,000	2,741,797
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		395,000	396,100
Truist Bank 4.632% 9/17/29 μ		5,182,000	5,124,273
Truist Financial 4.95% 9/1/25 μ, ψ		1,465,000	1,465,837
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		300,000	305,095
UBS Group
0.25% 11/5/28 μ, ■	EUR	1,000,000	1,115,562
144A 3.126% 8/13/30 #, μ		2,000,000	1,887,738
144A 4.194% 4/1/31 #, μ		2,500,000	2,448,645
144A 5.58% 5/9/36 #, μ		955,000	976,967
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 5.699% 2/8/35 #, μ		4,525,000	$ 4,701,897
144A 6.85% 9/10/29 #, μ, ψ		1,795,000	1,807,366
144A 7.00% 2/10/30 #, μ, ψ		880,000	877,608
7.75% 3/1/29 μ, ■	EUR	400,000	531,024

UniCredit 7.50% 6/3/26 μ, ψ, ■	EUR	600,000	734,595
US Bancorp
2.491% 11/3/36 μ		3,400,000	2,886,737
4.653% 2/1/29 μ		1,136,000	1,143,637
5.046% 2/12/31 μ		1,470,000	1,496,878
5.384% 1/23/30 μ		495,000	509,750
5.424% 2/12/36 μ		785,000	800,221
5.678% 1/23/35 μ		1,115,000	1,157,993
5.727% 10/21/26 μ		194,000	194,662
6.787% 10/26/27 μ		720,000	741,366

US Bank 4.73% 5/15/28 μ		1,485,000	1,492,956
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	889,402
3.584% 5/22/28 μ		5,300,000	5,220,457
3.90% 3/15/26 μ, ψ		1,000,000	990,376
5.198% 1/23/30 μ		2,200,000	2,253,919
5.244% 1/24/31 μ		1,115,000	1,144,118
5.389% 4/24/34 μ		5,000,000	5,118,085
5.42% (SOFR + 1.07%) 4/22/28 •		2,900,000	2,920,519
5.605% 4/23/36 μ		2,190,000	2,261,411
5.707% 4/22/28 μ		3,800,000	3,883,806

Wells Fargo Bank 5.254% 12/11/26		2,100,000	2,130,918
Yapi ve Kredi Bankasi 144A 7.875% 1/22/31 #, μ		355,000	357,407
			350,248,195
Basic Industry — 0.53%
Anglo American Capital 144A 5.50% 5/2/33 #		295,000	300,987
AngloGold Ashanti Holdings 6.50% 4/15/40		335,000	345,117
Celanese US Holdings
6.50% 4/15/30		151,000	154,669
6.75% 4/15/33		1,256,000	1,270,062

Cia de Minas Buenaventura 144A 6.80% 2/4/32 #		480,000	488,160
Cleveland-Cliffs 144A 7.00% 3/15/32 #		1,870,000	1,765,114

12    NQ- OPTFI [0625] 0825 (4730784)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Dow Chemical 5.95% 3/15/55		1,175,000	$ 1,120,959
First Quantum Minerals 144A 9.375% 3/1/29 #		275,000	292,214
FMG Resources August 2006 144A 6.125% 4/15/32 #		1,885,000	1,918,696
INEOS Finance 144A 5.625% 8/15/30 #	EUR	200,000	229,606
INEOS Styrolution Group 2.25% 1/16/27 ■	EUR	300,000	343,685
LD Celulose International 144A 7.95% 1/26/32 #		455,000	479,172
Magnera 144A 7.25% 11/15/31 #		855,000	806,928
Nexa Resources 144A 6.60% 4/8/37 #		350,000	352,000
Novelis 144A 4.75% 1/30/30 #		1,580,000	1,514,938
Nucor 5.10% 6/1/35		1,775,000	1,781,362
OCP 144A 6.10% 4/30/30 #		200,000	202,952
Sasol Financing USA 144A 8.75% 5/3/29 #		305,000	302,259
Usiminas International 144A 7.50% 1/27/32 #		415,000	424,815
Windfall Mining Group Inc 144A 5.854% 5/13/32 #		560,000	572,654
			14,666,349
Brokerage — 0.44%
Jefferies Financial Group
2.625% 10/15/31		2,925,000	2,546,189
5.875% 7/21/28		1,761,000	1,826,738
6.45% 6/8/27		331,000	342,945
6.50% 1/20/43		880,000	919,837

PennyMac Financial Services 144A 6.875% 5/15/32 #		2,755,000	2,818,627
Rocket 144A 6.375% 8/1/33 #		3,630,000	3,718,755
			12,173,091
Capital Goods — 0.81%
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #		200,000	141,006
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		400,723	413,100
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	3,140,000	$ 2,969,492
Boeing 2.196% 2/4/26	2,930,000	2,884,683
Bombardier
144A 7.00% 6/1/32 #	675,000	703,779
144A 7.25% 7/1/31 #	1,105,000	1,161,300

Caterpillar 5.20% 5/15/35	1,680,000	1,713,399
Celestial Dynasty 6.375% 8/22/28 ■	335,000	322,649
IHS Holding 144A 8.25% 11/29/31 #	705,000	713,670
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	640,000	644,106
Northrop Grumman
4.75% 6/1/43	410,000	371,148
5.20% 6/1/54	2,540,000	2,369,125

Rolls-Royce 144A 5.75% 10/15/27 #	1,000,000	1,027,045
Siemens Funding
144A 4.60% 5/28/30 #	925,000	934,772
144A 4.90% 5/28/32 #	1,065,000	1,080,987

Standard Industries 144A 3.375% 1/15/31 #	1,073,000	963,029
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	550,000	574,091
TransDigm
144A 6.375% 5/31/33 #	2,650,000	2,659,027
144A 6.625% 3/1/32 #	675,000	699,734
		22,346,142
Communications — 2.31%
Alibaba Group Holding
2.70% 2/9/41	265,000	184,968
144A 5.25% 5/26/35 #	315,000	318,664
AT&T
2.55% 12/1/33	2,673,000	2,238,012
3.50% 9/15/53	3,340,000	2,262,472
5.375% 8/15/35	680,000	692,676
6.05% 8/15/56	675,000	689,333
6.30% 1/15/38	900,000	972,622

Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	380,000	378,508
CCO Holdings 144A 4.25% 1/15/34 #	1,625,000	1,447,570
Charter Communications Operating
2.80% 4/1/31	4,000,000	3,568,174
3.85% 4/1/61	4,755,000	3,049,035
NQ- OPTFI [0625] 0825 (4730784)    13

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
4.40% 12/1/61	4,252,000	$ 2,983,861
5.05% 3/30/29	3,800,000	3,837,285

Connect Finco 144A 9.00% 9/15/29 #	1,570,000	1,580,013
CT Trust 144A 5.125% 2/3/32 #	285,000	265,897
Iliad Holding 144A 8.50% 4/15/31 #	200,000	214,105
Meituan 144A 4.625% 10/2/29 #	350,000	350,160
Meta Platforms
3.85% 8/15/32	1,295,000	1,245,879
5.40% 8/15/54	895,000	873,471

Midcontinent Communications 144A 8.00% 8/15/32 #	1,625,000	1,721,727
Millicom International Cellular 144A 7.375% 4/2/32 #	401,000	411,939
Prosus 144A 3.061% 7/13/31 #	395,000	350,030
Rogers Communications 5.30% 2/15/34	2,075,000	2,077,994
Sable International Finance 144A 7.125% 10/15/32 #	320,000	321,129
Silknet JSC 144A 8.375% 1/31/27 #	250,000	252,166
Sirius XM Radio 144A 4.125% 7/1/30 #	2,115,000	1,951,435
SoftBank
144A 4.699% 7/9/30 #	2,445,000	2,445,000
144A 5.332% 7/9/35 #	2,940,000	2,940,000

Sprint 7.625% 3/1/26	200,000	201,935
Sprint Capital 6.875% 11/15/28	3,275,000	3,516,650
Time Warner Cable 7.30% 7/1/38	2,120,000	2,313,121
T-Mobile USA
1.50% 2/15/26	2,100,000	2,059,148
3.00% 2/15/41	3,445,000	2,522,555
3.30% 2/15/51	1,500,000	996,443
3.75% 4/15/27	2,150,000	2,128,532
3.875% 4/15/30	1,400,000	1,360,133
5.125% 5/15/32	560,000	571,288
5.75% 1/15/34	755,000	791,016
5.875% 11/15/55	1,665,000	1,665,485

Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	350,000	356,847
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Verizon Communications
2.55% 3/21/31	537,000	$ 481,796
2.875% 11/20/50	1,100,000	685,802
4.78% 2/15/35	1,027,000	1,000,978
5.25% 4/2/35	1,125,000	1,134,798
Vmed O2 UK Financing I
144A 4.25% 1/31/31 #	1,290,000	1,182,600
144A 4.75% 7/15/31 #	930,000	860,856
		63,454,108
Consumer Cyclical — 1.60%
BMW US Capital 144A 4.75% 3/21/28 #	900,000	910,571
Caesars Entertainment 144A 6.50% 2/15/32 #	1,910,000	1,961,075
Carnival
144A 4.00% 8/1/28 #	500,000	489,687
144A 5.875% 6/15/31 #	2,000,000	2,038,750

El Puerto de Liverpool 144A 6.658% 1/22/37 #	470,000	484,993
Ford Motor Credit
2.70% 8/10/26	700,000	681,712
2.90% 2/16/28	525,000	492,477
4.389% 1/8/26	1,900,000	1,891,766
4.542% 8/1/26	1,034,000	1,027,171
5.80% 3/5/27	3,500,000	3,528,910
6.798% 11/7/28	535,000	554,456
6.80% 5/12/28	2,230,000	2,305,361

Future Retail 144A 5.60% 1/22/25 #, ‡	565,000	1,497
General Motors Financial
5.60% 6/18/31	478,000	487,721
5.625% 4/4/32	590,000	597,168
5.75% 2/8/31	4,100,000	4,214,533
Hilton Domestic Operating
144A 3.625% 2/15/32 #	700,000	634,538
144A 4.00% 5/1/31 #	700,000	658,595

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #	900,000	866,225
Home Depot
4.875% 6/25/27	535,000	543,704
4.95% 6/25/34	1,375,000	1,392,326

Hyundai Capital Services 144A 5.25% 1/22/28 #	330,000	334,609
Las Vegas Sands 5.625% 6/15/28	1,900,000	1,938,524
Marriott International 3.50% 10/15/32	900,000	818,598
Melco Resorts Finance
144A 5.375% 12/4/29 #	200,000	187,782

14    NQ- OPTFI [0625] 0825 (4730784)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Melco Resorts Finance
5.75% 7/21/28 ■	200,000	$ 195,900
144A 7.625% 4/17/32 #	415,000	419,780

MGM China Holdings 144A 4.75% 2/1/27 #	200,000	198,622
Nissan Motor
144A 4.345% 9/17/27 #	1,400,000	1,344,972
144A 4.81% 9/17/30 #	600,000	550,860
Nissan Motor Acceptance
144A 2.45% 9/15/28 #	300,000	265,962
144A 6.448% (SOFRINDX + 2.05%) 9/13/27 #, •	100,000	98,807

QXO Building Products 144A 6.75% 4/30/32 #	660,000	681,583
Resideo Funding 144A 6.50% 7/15/32 #	1,350,000	1,384,752
Sands China
2.30% 3/8/27	200,000	192,177
2.85% 3/8/29	400,000	368,144
3.25% 8/8/31	425,000	375,307
4.375% 6/18/30	250,000	239,129
5.40% 8/8/28	1,800,000	1,814,548

Stellantis Finance US 144A 5.35% 3/17/28 #	500,000	504,262
Toyota Motor Credit 5.131% (SOFR + 0.77%) 8/7/26 •	1,100,000	1,104,943
Volkswagen Group of America Finance
144A 4.95% 3/25/27 #	600,000	602,028
144A 5.05% 3/27/28 #	2,900,000	2,917,412
144A 5.65% 9/12/28 #	400,000	408,746
Warnermedia Holdings
5.05% 3/15/42	800,000	475,520
5.141% 3/15/52	500,000	351,250
Wynn Macau
5.50% 1/15/26 ■	200,000	200,212
5.50% 10/1/27 ■	200,000	199,646
		43,937,311
Consumer Non-Cyclical — 2.88%
AbbVie
4.05% 11/21/39	3,193,000	2,800,155
4.95% 3/15/31	4,300,000	4,415,882
5.35% 3/15/44	735,000	720,974

Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	235,000	222,196
Amgen 2.20% 2/21/27	3,300,000	3,193,568
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Anheuser-Busch InBev Worldwide 5.55% 1/23/49		3,460,000	$ 3,436,707
Ashtead Capital 144A 5.95% 10/15/33 #		2,600,000	2,694,591
Astrazeneca Finance 1.75% 5/28/28		4,600,000	4,316,043
Bayer US Finance
144A 6.125% 11/21/26 #		800,000	813,302
144A 6.25% 1/21/29 #		200,000	210,062
144A 6.375% 11/21/30 #		600,000	637,817
144A 6.50% 11/21/33 #		400,000	429,069

Bayer US Finance II 144A 4.375% 12/15/28 #		200,000	198,187
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	560,654
Bimbo Bakeries USA 144A 6.40% 1/15/34 #		260,000	277,754
Biocon Biologics Global 144A 6.67% 10/9/29 #		345,000	327,928
Bunge Limited Finance 4.20% 9/17/29		2,930,000	2,898,186
Coty 144A 5.00% 4/15/26 #		555,000	556,714
CVS Health 3.75% 4/1/30		4,400,000	4,222,294
CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦		49,185	49,590
DaVita
144A 3.75% 2/15/31 #		580,000	527,919
144A 4.625% 6/1/30 #		945,000	906,063

DP World Crescent 144A 5.50% 5/8/35 #		485,000	489,378
Eli Lilly & Co.
5.10% 2/12/35		1,470,000	1,507,263
5.50% 2/12/55		1,030,000	1,037,207
GE HealthCare Technologies
4.80% 1/15/31		710,000	716,086
5.50% 6/15/35		700,000	717,093

Global Payments 3.20% 8/15/29		2,150,000	2,033,716
Haleon US Capital 3.375% 3/24/29		500,000	483,642
HCA
3.50% 9/1/30		4,500,000	4,256,744
4.125% 6/15/29		3,400,000	3,341,418
5.25% 3/1/30		2,000,000	2,051,156
5.45% 9/15/34		1,735,000	1,750,766
NQ- OPTFI [0625] 0825 (4730784)    15

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Herc Holdings
144A 7.00% 6/15/30 #	580,000	$ 606,090
144A 7.25% 6/15/33 #	420,000	440,350

Indofood CBP Sukses Makmur 4.805% 4/27/52 ■	200,000	162,341
International Container Terminal Services 4.75% 6/17/30 ■	245,000	244,618
JBS USA Holding Lux
144A 5.50% 1/15/36 #	1,490,000	1,493,122
144A 6.25% 3/1/56 #	1,395,000	1,401,375

Kaspi.KZ JSC 144A 6.25% 3/26/30 #	340,000	342,661
Mars
144A 4.80% 3/1/30 #	4,590,000	4,652,258
144A 5.20% 3/1/35 #	1,720,000	1,741,466
144A 5.65% 5/1/45 #	1,155,000	1,158,470
144A 5.70% 5/1/55 #	1,375,000	1,372,621

MHP Lux 144A 6.95% 4/3/26 #	365,000	340,815
Movida Europe 144A 7.85% 4/11/29 #	270,000	249,456
Philip Morris International 4.125% 4/28/28	3,100,000	3,094,622
Royalty Pharma
1.75% 9/2/27	2,975,000	2,818,172
3.35% 9/2/51	1,568,000	1,017,044

Sysco 5.10% 9/23/30	900,000	922,521
Tenet Healthcare 4.25% 6/1/29	2,680,000	2,601,146
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	200,000	201,302
6.75% 3/1/28	315,000	327,335

United Rentals North America 3.875% 2/15/31	594,000	558,979
UnitedHealth Group 3.70% 5/15/27	600,000	594,809
		79,141,697
Energy — 2.79%
Adnoc Murban Rsc 144A 4.25% 9/11/29 #	3,600,000	3,585,782
Azule Energy Finance 144A 8.125% 1/23/30 #	345,000	342,067
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,750,000	2,730,095
BP Capital Markets America
2.721% 1/12/32	1,465,000	1,310,469
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
BP Capital Markets America
4.812% 2/13/33	1,305,000	$ 1,303,766
5.227% 11/17/34	2,865,000	2,916,492

Canacol Energy 144A 5.75% 11/24/28 #	200,000	69,213
ConocoPhillips
5.00% 1/15/35	1,525,000	1,524,640
5.50% 1/15/55	1,520,000	1,443,694

EIG Pearl Holdings 144A 4.387% 11/30/46 #	245,000	190,709
Enbridge
4.90% 6/20/30	865,000	873,997
5.25% 4/5/27	1,325,000	1,344,944
5.55% 6/20/35	1,360,000	1,383,113
5.70% 3/8/33	5,000,000	5,186,296
5.75% 7/15/80 μ	585,000	583,992
Energy Transfer
4.95% 5/15/28	700,000	710,062
5.50% 6/1/27	3,200,000	3,258,572
6.10% 12/1/28	2,655,000	2,790,034
6.25% 4/15/49	4,420,000	4,364,656
6.50% 11/15/26 μ, ψ	3,380,000	3,403,551
Enterprise Products Operating
4.60% 1/15/31	1,455,000	1,466,514
4.95% 2/15/35	930,000	927,208
5.35% 1/31/33	2,695,000	2,794,195
EOG Resources
5.00% 7/15/32	2,020,000	2,045,505
5.35% 1/15/36	668,000	677,718
5.95% 7/15/55	790,000	805,155

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	504,948	448,459
Geopark 144A 8.75% 1/31/30 #	470,000	413,967
GNL Quintero 144A 4.634% 7/31/29 #	357,480	354,687
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	550,000	570,385
Guara Norte 144A 5.198% 6/15/34 #	361,096	342,479
Hilcorp Energy I
144A 6.00% 2/1/31 #	710,000	687,372
144A 6.25% 4/15/32 #	675,000	645,153

Medco Maple Tree 144A 8.96% 4/27/29 #	325,000	339,308

16    NQ- OPTFI [0625] 0825 (4730784)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

NGL Energy Operating 144A 8.375% 2/15/32 #	1,050,000	$ 1,054,014
NuStar Logistics 5.625% 4/28/27	140,000	141,304
ONEOK
4.35% 3/15/29	1,500,000	1,489,109
5.05% 11/1/34	1,349,000	1,313,448
5.65% 11/1/28	700,000	725,414
5.70% 11/1/54	960,000	886,928

ORLEN 144A 6.00% 1/30/35 #	475,000	488,183
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	400,000	404,303
Petronas Capital 144A 5.848% 4/3/55 #	380,000	385,679
Pluspetrol 144A 8.50% 5/30/32 #	445,000	450,006
Raizen Fuels Finance 144A 6.95% 3/5/54 #	465,000	431,742
Reliance Industries 144A 2.875% 1/12/32 #	405,000	359,891
Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,583,628
SEPLAT Energy 144A 9.125% 3/21/30 #	365,000	363,151
Southern Gas Corridor CJSC 6.875% 3/24/26 ■	200,000	202,881
State Oil Co. of the Azerbaijan Republic 6.95% 3/18/30 ■	200,000	210,982
Targa Resources 4.20% 2/1/33	300,000	281,249
Targa Resources Partners 5.00% 1/15/28	2,525,000	2,527,125
Tecpetrol 144A 7.625% 1/22/33 #	290,000	294,350
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	6,275,000	5,797,890
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	3,870,000	3,387,446
Woodside Finance
144A 3.70% 9/15/26 #	400,000	396,023
5.70% 5/19/32	1,460,000	1,487,176
		76,496,171
Finance Companies — 2.55%
Abu Dhabi Developmental Holding PJSC 144A 5.50% 5/8/34 #	1,500,000	1,560,702
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
AerCap Ireland Capital DAC
2.45% 10/29/26		1,445,000	$ 1,408,260
3.00% 10/29/28		4,503,000	4,291,293
4.45% 10/1/25		1,200,000	1,198,925
4.45% 4/3/26		150,000	149,774
5.10% 1/19/29		1,000,000	1,018,239
6.50% 7/15/25		1,350,000	1,350,875
Air Lease
2.875% 1/15/26		2,050,000	2,029,385
3.00% 2/1/30		6,050,000	5,665,613
4.125% 12/15/26 μ, ψ		967,000	939,980
4.625% 10/1/28		1,884,000	1,897,169
5.10% 3/1/29		1,363,000	1,393,347

American Express 5.284% 7/26/35 μ		1,700,000	1,721,726
Apollo Debt Solutions 6.70% 7/29/31		2,755,000	2,863,806
Aviation Capital Group
144A 3.50% 11/1/27 #		3,905,000	3,806,959
144A 5.375% 7/15/29 #		1,400,000	1,426,453
Avolon Holdings Funding
144A 2.528% 11/18/27 #		116,000	110,316
144A 4.95% 1/15/28 #		1,030,000	1,035,844

Blackstone Private Credit Fund 5.60% 11/22/29		920,000	926,738
Blackstone Reg Finance 5.00% 12/6/34		1,990,000	1,982,158
Blue Owl Credit Income
5.80% 3/15/30		1,995,000	1,998,919
6.60% 9/15/29		1,170,000	1,204,168

Brookfield Capital Finance 6.087% 6/14/33		3,800,000	4,022,125
Cantor Fitzgerald 144A 7.20% 12/12/28 #		2,800,000	2,973,345
Crown Castle 2.25% 1/15/31		5,000,000	4,351,797
DAE Funding 3.375% 3/20/28 ■		2,700,000	2,600,063
Encore Capital Group 144A 8.50% 5/15/30 #		400,000	429,368
GE Capital UK Funding Unlimited 5.875% 1/18/33 ■	GBP	300,000	432,675
Indigo Group 1.625% 4/19/28 ■	EUR	1,700,000	1,940,590
Jefferies Finance 144A 5.00% 8/15/28 #		1,530,000	1,480,146
Jyske Realkredit 1.50% 10/1/53	DKK	1	0
NQ- OPTFI [0625] 0825 (4730784)    17

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Logicor Financing 3.25% 11/13/28 ■	EUR	3,400,000	$ 4,011,363
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■		215,000	221,840
Nykredit Realkredit 2.00% 10/1/53 ■	DKK	1	0
OneMain Finance 7.125% 9/15/32		2,770,000	2,871,158
Owl Rock Capital 2.875% 6/11/28		500,000	465,934
Realkredit Danmark
1.00% 10/1/50	DKK	1	0
1.50% 10/1/53 ■	DKK	1	0
2.00% 10/1/53 ■	DKK	1	0

Sirius Real Estate 1.125% 6/22/26 ■	EUR	2,400,000	2,775,770
UWM Holdings 144A 6.625% 2/1/30 #		1,480,000	1,482,928
			70,039,751
Financial Services — 0.01%
Development Bank of Kazakhstan JSC 144A 5.50% 4/15/27 #		200,000	202,784
			202,784
Industrials — 0.75%
Amcor Flexibles North America 144A 5.50% 3/17/35 #		1,000,000	1,015,034
Amphenol 2.20% 9/15/31		1,415,000	1,239,796
ATP Tower Holdings 144A 7.875% 2/3/30 #		585,000	594,007
Boeing
6.259% 5/1/27		500,000	514,614
6.298% 5/1/29		700,000	740,233
6.388% 5/1/31		600,000	645,084
6.528% 5/1/34		500,000	543,592
6.858% 5/1/54		5,465,000	5,987,945
7.008% 5/1/64		400,000	439,765
Holcim Finance Luxembourg
0.50% 4/23/31 ■	EUR	1,100,000	1,112,206
0.625% 4/6/30 ■	EUR	1,000,000	1,058,653

HTA Group 144A 7.50% 6/4/29 #		365,000	374,873
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #		1,290,000	1,312,758
MV24 Capital 144A 6.748% 6/1/34 #		366,160	355,446
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials (continued)

Quikrete Holdings 144A 6.375% 3/1/32 #		1,000,000	$ 1,028,945
Sitios Latinoamerica 144A 6.00% 11/25/29 #		315,000	321,533
Union Pacific
5.10% 2/20/35		1,375,000	1,399,058
5.60% 12/1/54		2,030,000	2,021,228
			20,704,770
Insurance — 0.85%
AIA Group
144A 3.90% 4/6/28 #		1,000,000	992,372
144A 5.375% 4/5/34 #		310,000	316,686

Aon 2.90% 8/23/51		4,930,000	3,068,500
Aon North America
5.30% 3/1/31		1,040,000	1,076,382
5.75% 3/1/54		375,000	369,984

Arthur J Gallagher & Co. 5.55% 2/15/55		1,000,000	959,848
Athene Global Funding 3.046% (EUR003M + 1.00%) 2/23/27 ■, •	EUR	2,500,000	2,959,808
Athene Holding
3.45% 5/15/52		2,510,000	1,596,567
3.95% 5/25/51		1,120,000	792,842
6.625% 10/15/54 μ		1,180,000	1,164,543
6.625% 5/19/55		1,415,000	1,459,330
6.875% 6/28/55 μ		1,290,000	1,286,904

F&G Global Funding 144A 5.875% 1/16/30 #		1,100,000	1,131,815
Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	995,199
Hanwha Life Insurance 144A 6.30% 6/24/55 #, μ		420,000	433,070
Henneman Trust 144A 6.58% 5/15/55 #		2,315,000	2,328,609
Marsh & McLennan 5.35% 11/15/44		2,450,000	2,410,971
			23,343,430
Real Estate Investment Trusts — 0.82%
American Tower
2.30% 9/15/31		1,600,000	1,389,015
3.65% 3/15/27		300,000	296,436
3.95% 3/15/29		2,150,000	2,105,594
5.20% 2/15/29		600,000	614,211

EPR Properties 4.50% 6/1/27		1,700,000	1,692,102
Extra Space Storage 5.40% 2/1/34		2,340,000	2,377,918

18    NQ- OPTFI [0625] 0825 (4730784)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)

GLP Capital 4.00% 1/15/30		2,600,000	$ 2,500,540
Iron Mountain 144A 5.25% 7/15/30 #		661,000	652,438
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		2,105,000	2,021,502
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #		395,000	389,075
Prologis 4.20% 2/15/33	CAD	1,300,000	959,733
Starwood Property Trust 144A 7.25% 4/1/29 #		3,315,000	3,490,928
Sunac China Holdings
144A 6.00% 9/30/26 #, ‡		482,710	59,359
144A 6.25% 9/30/27 #, ‡		281,821	35,228
Trust Fibra Uno
144A 4.869% 1/15/30 #		305,000	289,858
144A 7.375% 2/13/34 #		260,000	264,965
VICI Properties
144A 4.625% 12/1/29 #		650,000	638,857
4.75% 2/15/28		100,000	100,590
4.95% 2/15/30		1,815,000	1,826,413
5.625% 4/1/35		715,000	721,860
144A 5.75% 2/1/27 #		145,000	147,051
			22,573,673
Technology — 1.79%
Accenture Capital
4.25% 10/4/31		5,425,000	5,375,809
4.50% 10/4/34		2,045,000	1,990,966

Amentum Holdings 144A 7.25% 8/1/32 #		1,845,000	1,900,088
Broadcom
144A 3.137% 11/15/35 #		2,789,000	2,353,470
144A 3.187% 11/15/36 #		5,700,000	4,727,610
144A 3.419% 4/15/33 #		1,600,000	1,451,586
144A 4.926% 5/15/37 #		115,000	111,670
5.05% 7/12/29		2,000,000	2,048,802
5.05% 4/15/30		2,900,000	2,971,635

CDW 3.276% 12/1/28		4,143,000	3,962,219
Cloud Software Group 144A 6.50% 3/31/29 #		1,920,000	1,939,119
Entegris 144A 4.75% 4/15/29 #		1,230,000	1,217,492
Fiserv 3.50% 7/1/29		3,500,000	3,372,598
Foundry JV Holdco 144A 6.10% 1/25/36 #		1,520,000	1,574,415
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Leidos
5.40% 3/15/32	735,000	$ 750,693
5.50% 3/15/35	2,560,000	2,600,873

NXP 3.875% 6/18/26	3,250,000	3,231,862
Oracle
3.60% 4/1/50	357,000	249,897
5.25% 2/3/32	1,885,000	1,934,340
6.00% 8/3/55	800,000	799,321

Roper Technologies 4.90% 10/15/34	1,170,000	1,154,368
Synopsys 5.70% 4/1/55	920,000	915,368
TD SYNNEX
2.375% 8/9/28	800,000	749,542
2.65% 8/9/31	1,200,000	1,036,335

TSMC Arizona 2.50% 10/25/31	590,000	528,861
TSMC Global 144A 2.25% 4/23/31 #	245,000	218,672
		49,167,611
Transportation — 0.40%
Air Canada 144A 3.875% 8/15/26 #	300,000	297,178
American Airlines 144A 5.50% 4/20/26 #	166,667	166,388
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ♦	899,136	876,202
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ♦	416,970	403,855
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 10/15/28 ♦	777,778	736,821
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 2/15/32 ♦	145,742	133,835
American Airlines 2021-1 Class A Pass Through Trust 2.875% 7/11/34 ♦	86,594	76,230
British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 9/20/31 #, ♦	775,343	749,984
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 12/15/32 #, ♦	224,657	208,732
Burlington Northern Santa Fe 5.80% 3/15/56	2,350,000	2,420,473
NQ- OPTFI [0625] 0825 (4730784)    19

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines 7.375% 1/15/26	900,000	$ 913,216
Latam Airlines Group 144A 7.875% 4/15/30 #	455,000	464,669
Mileage Plus Holdings 144A 6.50% 6/20/27 #	280,000	280,542
Penske Truck Leasing 144A 4.45% 1/29/26 #	2,100,000	2,094,504
United Airlines 144A 4.625% 4/15/29 #	300,000	291,406
United Airlines 2020-1 Class A Pass Through Trust 5.875% 10/15/27 ♦	755,242	770,648
		10,884,683
Utilities — 2.32%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	245,000	219,734
AEP Texas 5.40% 6/1/33	2,805,000	2,847,175
AES Andes
144A 6.25% 3/14/32 #	375,000	382,879
144A 8.15% 6/10/55 #, μ	280,000	290,249

Appalachian Power 4.50% 8/1/32	2,045,000	1,995,938
Berkshire Hathaway Energy 2.85% 5/15/51	4,385,000	2,692,418
Boston Gas 144A 3.757% 3/16/32 #	500,000	461,766
Cikarang Listrindo 144A 5.65% 3/12/35 #	710,000	709,163
Constellation Energy Generation 5.75% 3/15/54	1,595,000	1,564,387
Dominion Energy
6.625% 5/15/55 μ	1,090,000	1,108,937
Series A 6.875% 2/1/55 μ	1,295,000	1,363,004

Edison International 5.25% 3/15/32	300,000	284,784
Engie Energia Chile 144A 6.375% 4/17/34 #	380,000	394,506
Entergy Arkansas 4.20% 4/1/49	870,000	694,237
Entergy Louisiana 4.95% 1/15/45	235,000	208,171
Entergy Texas 3.55% 9/30/49	700,000	489,667
Exelon 5.45% 3/15/34	645,000	662,219
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	310,000	300,121
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	275,000	$ 284,416
Georgia Power 4.70% 5/15/32	3,200,000	3,201,808
JSW Hydro Energy 144A 4.125% 5/18/31 #	234,300	215,864
Mexico Generadora de Energia 144A 5.50% 12/6/32 #	296,239	294,609
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	474,321	463,752
Nevada Power 5.90% 5/1/53	1,670,000	1,663,246
NextEra Energy Capital Holdings
1.90% 6/15/28	4,500,000	4,206,207
5.55% 3/15/54	1,475,000	1,420,485
6.50% 8/15/55 μ	650,000	666,055
Oglethorpe Power
3.75% 8/1/50	1,620,000	1,132,313
6.20% 12/1/53	355,000	363,873
Pacific Gas & Electric
2.10% 8/1/27	1,400,000	1,326,352
3.00% 6/15/28	800,000	759,982
3.30% 3/15/27	700,000	684,079
3.30% 8/1/40	3,166,000	2,267,331
3.50% 8/1/50	1,100,000	706,242
4.20% 3/1/29	3,200,000	3,124,166
4.40% 3/1/32	1,300,000	1,220,288
4.50% 7/1/40	1,100,000	917,530
PacifiCorp
5.10% 2/15/29	360,000	367,191
5.45% 2/15/34	610,000	618,976
5.80% 1/15/55	560,000	536,510

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	520,000	541,797
Saavi Energia 144A 8.875% 2/10/35 #	340,000	355,215
Sempra
4.875% 10/15/25 μ, ψ	575,000	574,067
6.40% 10/1/54 μ	2,691,000	2,561,366

Southern California Edison 5.25% 3/15/30	900,000	909,651
Southern California Gas 2.95% 4/15/27	2,600,000	2,548,207
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	304,602	310,470

20    NQ- OPTFI [0625] 0825 (4730784)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Virginia Electric and Power 5.00% 4/1/33		4,000,000	$ 4,044,634
Vistra 144A 7.00% 12/15/26 #, μ, ψ		1,500,000	1,519,017
Vistra Operations
144A 6.00% 4/15/34 #		595,000	618,404
144A 6.95% 10/15/33 #		6,060,000	6,659,788
			63,753,246
Total Corporate Bonds (cost $929,831,470)			923,133,012

Government Agency Obligations — 0.54%
Airport Authority 144A 4.875% 7/15/30 #		200,000	207,025
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #		339,450	352,098
Chile Electricity Lux Mpc II 144A 5.58% 10/20/35 #		312,802	313,297
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #		225,000	152,777
144A 6.33% 1/13/35 #		400,000	416,072
144A 4.25% 7/17/42 #		200,000	158,578

CPPIB Capital 4.30% 6/2/34 ■	CAD	4,000,000	3,065,790
Ecopetrol 5.875% 11/2/51		400,000	263,690
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #		338,045	343,420
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■		325,000	321,684
Freeport Indonesia 144A 5.315% 4/14/32 #		335,000	336,094
Gaci First Investment 4.875% 2/14/35 ■		264,000	258,778
Georgian Railway JSC 4.00% 6/17/28 ■		200,000	180,465
Hutama Karya Persero 144A 3.75% 5/11/30 #		454,000	433,492
KazMunayGas National 144A 5.375% 4/24/30 #		200,000	201,834
Korea Development Bank 4.875% 2/3/30		200,000	206,013
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		260,000	265,184
Ma'aden Sukuk 144A 5.25% 2/13/30 #		670,000	682,344
	Principal amount°	Value (US $)

Government Agency Obligations (continued)

Mazoon Assets 144A 5.25% 10/9/31 #	200,000	$ 199,809
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	275,000	286,065
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	315,000	310,857
OCP
144A 3.75% 6/23/31 #	200,000	179,589
144A 5.125% 6/23/51 #	335,000	254,773
144A 7.50% 5/2/54 #	415,000	415,633

Ooredoo International Finance 144A 4.625% 10/10/34 #	400,000	392,153
Oryx Funding 144A 5.80% 2/3/31 #	250,000	254,370
Perusahaan Perseroan Persero Perusahaan Listik Negara
144A 4.00% 6/30/50 #	325,000	229,117
144A 5.25% 5/15/47 #	415,000	359,832
Petroleos Mexicanos
5.95% 1/28/31	600,000	542,985
6.70% 2/16/32	76,000	70,678
7.69% 1/23/50	240,000	188,931
10.00% 2/7/33	100,000	107,126
Petronas Capital
144A 2.48% 1/28/32 #	200,000	174,396
144A 4.95% 1/3/31 #	430,000	438,988

QazaqGaz JSC 144A 4.375% 9/26/27 #	430,000	421,369
Saudi Arabian Oil
144A 3.50% 11/24/70 #	220,000	132,025
144A 4.25% 4/16/39 #	200,000	174,450
144A 5.75% 7/17/54 #	200,000	187,960

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	396,563	328,046
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	475,000	475,597
YPF 144A 9.50% 1/17/31 #	415,000	437,489
Total Government Agency Obligations (cost $14,855,384)		14,720,873

NQ- OPTFI [0625] 0825 (4730784)    21

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Municipal Bonds — 0.39%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	$ 1,904,565
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,642,461	1,820,504
(Retiree Health Care) Series B 6.899% 12/1/40	1,642,475	1,820,519
Golden State, California Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	1,576,852
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,663,000	1,776,699
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	625,000	645,169
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	244,090
Series A 2.351% 6/1/28	300,000	282,972
Series A 2.551% 6/1/29	300,000	278,793
Series A 2.951% 6/1/31	500,000	451,025
Total Municipal Bonds (cost $12,069,263)		10,801,188

Non-Agency Asset-Backed Securities — 3.60%
ABFC Trust Series 2006-HE1 A2D 4.874% (TSFR01M + 0.55%, Floor 0.44%) 1/25/37 •	220,155	120,557
ACHV ABS Trust Series 2024-3AL A 144A 5.01% 12/26/31 #	554,148	555,925
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Argent Securities Trust
Series 2006-M1 A2C 4.734% (TSFR01M + 0.41%, Floor 0.30%) 7/25/36 •	1,031,503	$ 275,242
Series 2006-W4 A2C 4.754% (TSFR01M + 0.43%, Floor 0.32%) 5/25/36 •	541,922	128,996

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 5.439% (TSFR01M + 1.12%, Floor 1.01%) 6/25/35 •	260,315	254,452
Carvana Auto Receivables Trust
Series 2024-N2 A2 144A 5.90% 8/10/27 #	101,826	102,041
Series 2024-P2 A3 5.33% 7/10/29	4,000,000	4,041,331

Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	79	78
Chase Auto Owner Trust Series 2024-2A A3 144A 5.52% 6/25/29 #	2,900,000	2,944,747
Chesapeake Funding II Series 2024-1A A1 144A 5.52% 5/15/36 #	2,179,580	2,201,424
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 6.684% (TSFR01M + 2.36%, Floor 2.25%) 10/25/37 #, •	2,575,065	2,600,181
Citizens Auto Receivables Trust Series 2023-1 A3 144A 5.84% 1/18/28 #	5,796,452	5,833,558
Countrywide Asset-Backed Certificates Trust
Series 2004-3 2A 4.834% (TSFR01M + 0.51%, Floor 0.40%) 8/25/34 •	20,796	20,291
Series 2006-1 AF6 4.419% 7/25/36 •	14,680	14,460
Series 2006-11 1AF6 6.15% 9/25/46 •	17,413	16,046

22    NQ- OPTFI [0625] 0825 (4730784)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates Trust
Series 2006-26 2A4 4.874% (TSFR01M + 0.55%, Floor 0.44%) 6/25/37 •	625,668	$ 612,698
Series 2007-6 2A4 5.054% (TSFR01M + 0.73%, Floor 0.62%) 9/25/37 •	935,047	763,840

CWABS Asset-Backed Certificates Trust Series 2005-3 MV7 6.384% (TSFR01M + 2.06%, Floor 1.95%) 8/25/35 •	4,200,000	3,897,596
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	5,000,000	4,868,905
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,565,101
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,470,379
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,196,500	6,714,620
EquiFirst Mortgage Loan Trust Series 2004-2 M7 7.434% (TSFR01M + 3.11%, Floor 3.00%) 10/25/34 •	662,361	618,862
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	2,900,000	2,936,835
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	6,500,000	6,614,803
Fremont Home Loan Trust Series 2004-B M1 5.304% (TSFR01M + 0.98%, Floor 0.87%) 5/25/34 •	1,655,011	1,615,434
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	1,350,000	1,390,122
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

GE-WMC Mortgage Securities Trust Series 2006-1 A2B 4.734% (TSFR01M + 0.41%, Floor 0.30%) 8/25/36 •	1,533,337	$ 642,999
GLS Auto Select Receivables Trust Series 2024-3A A2 144A 5.59% 10/15/29 #	380,019	384,568
Golden Credit Card Trust Series 2022-4A A 144A 4.31% 9/15/27 #	2,000,000	1,999,215
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	1,401,154	1,401,525
GSAMP Trust
Series 2006-FM3 A2D 4.894% (TSFR01M + 0.57%, Floor 0.46%) 11/25/36 •	697,550	322,921
Series 2007-SEA1 A 144A 4.734% (TSFR01M + 0.41%, Floor 0.30%) 12/25/36 #, •	293,523	291,007

Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 4.674% (TSFR01M + 0.35%, Floor 0.24%) 4/25/37 •	939,802	633,721
HSI Asset Securitization Trust Series 2006-HE1 2A1 4.534% (TSFR01M + 0.21%, Floor 0.10%) 10/25/36 •	20,293	6,811
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 5.034% (TSFR01M + 0.71%, Floor 0.60%) 2/25/36 •	2,192,303	1,885,458
Series 2006-7 1A 4.744% (TSFR01M + 0.42%, Floor 0.31%) 8/25/36 •	2,026,234	1,040,742
NQ- OPTFI [0625] 0825 (4730784)    23

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 4.734% (TSFR01M + 0.41%, Floor 0.30%) 11/25/36 •	3,262,135	$ 1,837,056
Series 2007-HE5 A2D 4.774% (TSFR01M + 0.45%, Floor 0.34%) 3/25/37 •	2,502,599	1,058,181

New Century Home Equity Loan Trust Series 2005-1 M2 5.154% (TSFR01M + 0.83%, Cap 12.50%, Floor 0.83%) 3/25/35 •	219,600	220,320
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	8,000,000	8,085,812
Option One Mortgage Loan Trust
Series 2005-1 M1 5.214% (TSFR01M + 0.89%, Floor 0.78%) 2/25/35 •	607,468	578,743
Series 2007-4 2A4 4.744% (TSFR01M + 0.42%, Floor 0.31%) 4/25/37 •	4,276,001	2,410,395

Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	3,800,000	3,811,661
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	1,600,000	1,625,535
SLAM Series 2025-1A A 144A 5.807% 5/15/50 #	2,900,000	2,948,890
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA A2 144A 4.63% 7/20/27 #	2,900,000	2,906,971
Structured Asset Investment Loan Trust Series 2003-BC2 M1 5.814% (TSFR01M + 1.49%, Floor 1.38%) 4/25/33 •	15,778	16,064
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 4.704% (TSFR01M + 0.38%, Floor 0.27%) 3/25/36 •	783,404	$ 748,774
Series 2006-BC2 A1 4.589% (TSFR01M + 0.27%, Floor 0.16%) 9/25/36 •	2,573,198	1,570,590

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	5,500,000	5,573,364
Westlake Automobile Receivables Trust Series 2024-3A A2A 144A 4.82% 9/15/27 #	1,318,242	1,318,703
World Omni Auto Receivables Trust Series 2024-B A2B 4.734% (SOFR + 0.43%, Floor 0.43%) 9/15/27 •	520,999	521,071
Total Non-Agency Asset-Backed Securities (cost $104,997,801)		99,019,621

Non-Agency Collateralized Mortgage Obligations — 2.98%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	784,806	361,445
Angel Oak Mortgage Trust Series 2024-2 A1 144A 5.985% 1/25/69 #, ~	1,091,736	1,096,585
ARM Trust
Series 2005-10 3A31 4.047% 1/25/36 •	13,299	11,825
Series 2006-2 1A4 4.759% 5/25/36 •	233,360	203,072
Banc of America Funding Trust
Series 2005-E 7A1 5.829% (12MTA + 1.43%, Floor 1.43%) 6/20/35 •	53,633	48,834
Series 2006-I 1A1 6.316% 12/20/36 •	49,025	48,535

Banc of America Mortgage Trust Series 2003-D 2A1 7.022% 5/25/33 •	357	351

24    NQ- OPTFI [0625] 0825 (4730784)

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Bear Stearns ARM Trust Series 2003-5 2A1 5.035% 8/25/33 •	10,921	$ 10,091
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 5.348% 10/25/36 •	90,897	39,664
Chase Home Lending Mortgage Trust
Series 2024-7 A11 144A 5.605% (SOFR + 1.30%, Cap 8.00%) 6/25/55 #, •	2,878,139	2,884,014
Series 2024-RPL1 A1A 144A 3.25% 3/25/64 #, •	1,624,913	1,444,200
Series 2024-RPL3 A1A 144A 3.25% 9/25/64 #, •	3,081,672	2,740,007

Chase Mortgage Finance Trust Series 2005-A1 3A1 4.78% 12/25/35 •	29,311	25,905
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	649,085	279,368
Citigroup Mortgage Loan Trust Series 2024-1 A11 144A 5.655% (SOFR + 1.35%, Cap 8.00%) 7/25/54 #, •	2,889,620	2,900,813
COLT Mortgage Loan Trust Series 2024-3 A1 144A 6.393% 6/25/69 #, ~	2,355,626	2,384,758
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.806% (SOFR + 1.50%) 1/25/45 #, •	680,000	681,264
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.205% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,512,122
Series 2022-R02 2M2 144A 7.305% (SOFR + 3.00%) 1/25/42 #, •	900,000	920,525
Series 2024-R04 1M1 144A 5.405% (SOFR + 1.10%) 5/25/44 #, •	2,726,151	2,725,306
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R02 1M2 144A 5.906% (SOFR + 1.60%) 2/25/45 #, •	1,620,000	$ 1,623,548
Series 2025-R03 2M1 144A 5.905% (SOFR + 1.60%) 3/25/45 #, •	1,667,415	1,675,752
Series 2025-R04 1M2 144A 5.805% (SOFR + 1.50%) 5/25/45 #, •	2,870,000	2,871,370

Cross Mortgage Trust Series 2024-H3 A1 144A 6.272% 6/25/69 #, ~	3,233,226	3,268,304
CSMC Mortgage-Backed Trust
Series 2007-1 5A14 6.00% 2/25/37	134,701	73,002
Series 2007-3 4A12 2.316% (6.64% minus TSFR01M, Cap 6.75%) 4/25/37 Σ, =, •	59,098	7,863
Series 2007-3 4A15 5.50% 4/25/37	26,241	21,419
Series 2007-3 4A6 4.684% (TSFR01M + 0.36%, Cap 7.00%, Floor 0.25%) 4/25/37 •	59,098	45,780

CSMC Trust Series 2005-1R 2A5 144A 5.75% 12/26/35 #	448,409	259,711
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 4.754% (TSFR01M + 0.43%, Floor 0.32%) 4/25/36 •	436,930	427,495
Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	668,277	596,258
GCAT Trust Series 2024-NQM2 A1 144A 6.085% 6/25/59 #, ~	2,950,959	2,974,712
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	11,697	10,025
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	1,724,487	1,539,918
NQ- OPTFI [0625] 0825 (4730784)    25

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	1,961,802	$ 1,598,464

GSR Mortgage Loan Trust Series 2007-AR1 2A1 4.495% 3/25/47 •	326,845	188,467
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 4.794% (TSFR01M + 0.47%, Cap 11.50%, Floor 0.36%) 6/25/37 •	2,575,236	1,314,846
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.733% 10/25/36 •	136,694	109,044
Series 2006-A7 2A2 4.481% 1/25/37 •	24,042	18,325
Series 2007-A1 6A1 5.496% 7/25/35 •	20,262	19,643
Series 2014-2 B1 144A 3.403% 6/25/29 #, •	21,186	20,331
Series 2014-2 B2 144A 3.403% 6/25/29 #, •	21,186	20,258
Series 2015-4 B1 144A 3.508% 6/25/45 #, •	318,365	295,629
Series 2015-4 B2 144A 3.508% 6/25/45 #, •	136,070	125,933
Series 2016-4 B1 144A 3.784% 10/25/46 #, •	142,166	134,454
Series 2016-4 B2 144A 3.784% 10/25/46 #, •	259,390	244,418
Series 2017-1 B3 144A 3.447% 1/25/47 #, •	714,811	643,019
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	41,207	37,453
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	116,365	103,006
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	381,264	328,703
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	608,652	495,979
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	1,306,158	1,063,760
Series 2021-13 B1 144A 3.138% 4/25/52 #, •	1,829,204	1,532,480
JPMorgan Trust
Series 2015-5 B2 144A 5.925% 5/25/45 #, •	88,617	88,610
Series 2015-6 B1 144A 3.504% 10/25/45 #, •	115,887	111,412
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust
Series 2015-6 B2 144A 3.504% 10/25/45 #, •		112,755	$ 107,885

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,141,774	310,418
Ludgate Funding
Series 2006-1X A2A 4.547% (SONIA + 0.31%) 12/1/60 ■, •	GBP	604,693	818,065
Series 2008-W1X A1 4.959% (SONIA + 0.72%) 1/1/61 ■, •	GBP	250,649	340,687

Mansard Mortgages Series 2007-1X A2 4.616% (SONIA + 0.30%) 4/15/47 ■, •	GBP	262,324	356,363
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		786	820
Series 2004-5 6A1 7.00% 6/25/34		7,369	7,551

MASTR ARM Trust Series 2004-4 4A1 5.869% 5/25/34 •		18,935	18,446
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 6.225% 2/25/34 •		1,007	957
Mill City Mortgage Loan Trust Series 2019-1 A1 144A 3.25% 10/25/69 #, •		3,364,485	3,273,340
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •		618,488	503,922
Series 2021-1 A2 144A 2.50% 3/25/51 #, •		562,035	458,294
Series 2021-4 A3 144A 2.50% 7/25/51 #, •		630,232	513,903
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •		83,501	80,877
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •		1,864,942	1,788,943

26    NQ- OPTFI [0625] 0825 (4730784)

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

OBX Trust Series 2024-NQM8 A1 144A 6.233% 5/25/64 #, ~	2,407,990	$ 2,434,078
PRKCM Series 2024-AFC1 A1 144A 6.333% 3/25/59 #, ~	648,385	653,682
PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, ~	2,772,824	2,711,251
RAAC Trust Series 2005-SP2 2A 5.034% (TSFR01M + 0.71%, Cap 14.00%, Floor 0.60%) 6/25/44 •	118,184	107,580
Radnor Re Series 2024-1 M1B 144A 7.205% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •	233,000	235,039
RALI Series Trust
Series 2007-QA5 2A1 6.199% 9/25/37 •	1,731,979	1,149,595
Series 2007-QH8 A 5.397% 10/25/37 •	960,993	771,319
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	607,495	494,634
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	1,325,258	1,078,155

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 4.774% (TSFR01M + 0.45%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •	260,225	245,373
Sequoia Mortgage Trust
Series 2004-5 A3 5.227% (TSFR06M + 0.99%, Cap 11.50%, Floor 0.56%) 6/20/34 •	38,864	36,520
Series 2007-1 4A1 3.579% 9/20/46 •	157,210	103,529
Series 2015-1 B2 144A 3.937% 1/25/45 #, •	81,602	78,534
Series 2017-5 B2 144A 3.786% 8/25/47 #, •	2,439,345	2,290,391
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	506,584	412,603

		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Stratton Mortgage Funding Series 2024-2A A 144A 5.139% (SONIA + 0.90%) 6/28/50 #, •	GBP	769,578	$ 1,058,193
Structured ARM Loan Trust Series 2006-1 7A4 4.073% 2/25/36 •		28,530	24,296
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 4.932% (TSFR01M + 0.61%, Cap 11.00%, Floor 0.50%) 7/19/35 •		39,379	39,037
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •		615,000	562,645
Series 2018-1 A1 144A 3.00% 1/25/58 #, •		45,532	44,919
Series 2019-4 A1 144A 2.90% 10/25/59 #, •		3,519,283	3,377,268
Series 2024-5 A1A 144A 4.518% 10/25/64 #, •		3,615,728	3,610,426
Verus Securitization Trust
Series 2023-7 A1 144A 7.07% 10/25/68 #, ~		3,937,008	3,992,404
Series 2024-4 A1 144A 6.218% 6/25/69 #, ~		3,012,419	3,044,884
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 4.688% 12/25/35 ♦, •		119,074	109,629
Series 2007-HY1 3A3 4.093% 2/25/37 ♦, •		88,993	76,098
Series 2007-HY7 4A1 4.967% 7/25/37 ♦, •		185,893	168,640
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR11 A6 6.558% 8/25/36 •		78,144	72,415
Series 2020-1 A1 144A 3.00% 12/25/49 #, •		112,435	97,472
Total Non-Agency Collateralized Mortgage Obligations (cost $87,736,682)			81,869,155

NQ- OPTFI [0625] 0825 (4730784)    27

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 4.24%
AG Trust Series 2024-NLP A 144A 6.327% (TSFR01M + 2.02%, Floor 2.02%) 7/15/41 #, •	1,900,663	$ 1,903,056
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	581,182
Series 2017-BNK7 A5 3.435% 9/15/60	1,120,000	1,094,893
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	7,416,646
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	1,936,558
Series 2020-BN29 A4 1.997% 11/15/53	5,880,000	5,028,837
Series 2022-BNK39 B 3.347% 2/15/55 •	1,353,000	1,185,875
Series 2022-BNK39 C 3.378% 2/15/55 •	797,000	669,082
Series 2022-BNK40 B 3.504% 3/15/64 •	1,800,000	1,573,603
Series 2024-BNK47 A5 5.716% 6/15/57	3,500,000	3,680,695
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	3,062,709
Series 2020-B19 A5 1.85% 9/15/53	3,000,000	2,596,303
Series 2020-B20 A5 2.034% 10/15/53	5,250,000	4,532,674
Series 2020-B21 A5 1.978% 12/17/53	1,300,000	1,126,553
Series 2020-B22 A5 1.973% 1/15/54	6,600,000	5,671,200
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	5,960,004
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	1,456,970
Series 2022-B32 C 3.571% 1/15/55 •	2,200,000	1,665,879
Series 2022-B33 B 3.734% 3/15/55 •	900,000	778,899
Series 2022-B33 C 3.734% 3/15/55 •	900,000	706,127
Series 2022-B34 A5 3.786% 4/15/55 •	2,950,000	2,709,451
Series 2022-B35 A5 4.591% 5/15/55 •	2,925,000	2,819,422

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	600,000	549,320
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	$ 2,248,191
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	3,714,670
Series 2019-CF3 A4 3.006% 1/15/53	800,000	742,278
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	417,912
Series 2019-CD8 A4 2.912% 8/15/57	4,575,000	4,199,479

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	3,100,000	3,056,215
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,285,208
Series 2017-C4 A4 3.471% 10/12/50	635,000	620,659
COMM Mortgage Trust
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,318,450
Series 2018-HCLV A 144A 5.608% (TSFR01M + 1.30%, Floor 1.00%) 9/15/33 #, •	2,900,000	2,650,121

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	886,954
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,251,392
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,883,532
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,187,440
Series 2019-GC42 A4 3.00% 9/10/52	5,000,000	4,663,206
Series 2020-GC47 A5 2.377% 5/12/53	3,716,000	3,349,649

28    NQ- OPTFI [0625] 0825 (4730784)

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Hilton USA Trust Series 2016-SFP A 144A 2.828% 11/5/35 #	2,500,000	$ 2,106,475
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	2,253,446	2,248,524
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,609,151
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	1,036,548
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,323,348
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	77,220	72,683
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,190,650

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 A5 3.531% 10/15/48	954,402	951,293
Morgan Stanley Capital I Trust
Series 2014-150E A 144A 3.912% 9/9/32 #	3,700,000	3,276,539
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	933,533
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	3,881,325
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	507,953
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,189,579
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	2,009,314
Total Non-Agency Commercial Mortgage-Backed Securities (cost $124,415,633)		116,518,209

	Principal amount°	Value (US $)

Loan Agreements — 1.92%
Basic Industry — 0.03%
A-Ap Buyer 7.077% (SOFR01M + 2.75%) 9/9/31 •	915,400	$ 913,111
		913,111
Capital Goods — 0.07%
Standard Industries 6.071% (SOFR01M + 1.75%) 9/22/28 •	341,787	342,977
SunSource Borrower 8.427% (SOFR01M + 4.10%) 3/25/31 •	1,515,813	1,495,286
		1,838,263
Communications — 0.21%
Charter Communications Operating
Tranche B-4 6.291% (SOFR03M + 2.00%) 12/7/30 •	1,822,250	1,823,673
Tranche B5 6.541% (SOFR03M + 2.25%) 12/15/31 •	464,665	465,910

Frontier Communications Holdings Tranche B 6.792% (SOFR06M + 2.50%) 7/1/31 •	1,982,966	1,984,826
Midcontinent Communications 6.818% (SOFR01M + 2.50%) 8/16/31 •	1,215,812	1,221,384
Virgin Media Bristol Tranche Y 7.373% (SOFR06M + 3.28%) 3/31/31 •	215,000	212,531
		5,708,324
Consumer Cyclical — 0.56%
Flutter Entertainment Tranche B 6.046% (SOFR03M + 1.75%) 11/30/30 •	1,513,476	1,508,983
Hilton Worldwide Finance Tranche B4 6.069% (SOFR01M + 1.75%) 11/8/30 •	1,088,891	1,093,450
IRB Holding Tranche B 6.827% (SOFR01M + 2.50%) 12/15/27 •	3,471,757	3,475,614
Marriott Ownership Resorts 6.577% (SOFR01M + 2.25%) 4/1/31 •	1,881,000	1,885,703
NQ- OPTFI [0625] 0825 (4730784)    29

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Consumer Cyclical (continued)
Peer Holding III Tranche B5B 6.796% (SOFR03M + 2.50%) 7/1/31 •	3,328,275	$ 3,350,115
Scientific Games International Tranche B-2 6.564% (SOFR01M + 2.25%) 4/14/29 •	1,855,609	1,860,248
White Cap Buyer Tranche C 7.577% (SOFR01M + 3.25%) 10/19/29 •	2,288,500	2,276,739
		15,450,852
Consumer Non-Cyclical — 0.19%
Concentra Health Services Tranche B-1 6.327% (SOFR01M + 2.00%) 7/26/31 •	1,532,310	1,539,014
DaVita Tranche B-1 6.327% (SOFR01M + 2.00%) 5/9/31 •	2,327,412	2,343,206
TransUnion Intermediate Holdings Tranche B-8 6.077% (SOFR01M + 1.75%) 6/24/31 •	1,470,150	1,474,438
		5,356,658
Finance Companies — 0.17%
Colossus Acquireco Tranche B TBD 6/11/32 X	1,330,000	1,323,142
Dragon Buyer 8.046% (SOFR03M + 3.75%) 9/30/31 •	1,383,050	1,387,026
Jefferies Finance 7.322% (SOFR01M + 3.00%) 10/21/31 •	681,575	680,723
June Purchaser 7.467% (SOFR03M + 3.25%) 11/28/31 •	1,179,900	1,185,984
		4,576,875
Industrials — 0.18%
Alliance Laundry Systems Tranche B 6.827% (SOFR01M + 2.50%) 8/19/31 •	985,000	987,565
Azorra Soar TLB Finance 7.818% (SOFR03M + 3.50%) 10/18/29 •	660,012	662,488
Indicor Tranche D 7.046% (SOFR03M + 2.75%) 11/22/29 •	1,890,500	1,888,727
	Principal amount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)
Stonepeak Nile Parent 6.980% (SOFR03M + 2.75%) 4/9/32 •	1,500,000	$ 1,506,328
		5,045,108
Insurance — 0.13%
Ardonagh Group Finco Tranche B 7.030% - 7.046% (SOFR03M + 2.75%) 2/15/31 •	2,793,000	2,777,289
USI 6.546% (SOFR03M + 2.25%) 9/27/30 •	692,733	691,831
		3,469,120
Technology — 0.29%
Amentum Holdings 6.577% (SOFR01M + 2.25%) 9/29/31 •	1,737,267	1,736,725
Cotiviti 7.079% (SOFR01M + 2.75%) 3/26/32 •	1,990,000	1,983,781
Entegris Tranche B 6.046% - 6.077% (SOFR01M + 1.75%) 7/6/29 •	563,073	566,812
Epicor Software Tranche F 7.077% (SOFR01M + 2.75%) 5/30/31 •	858,254	861,175
Icon Parent I 7.205% (SOFR06M + 3.00%) 11/13/31 •	1,007,475	1,009,742
Informatica Tranche B 6.580% (SOFR01M + 2.25%) 10/27/28 •	614,362	617,242
UKG Tranche B 7.311% (SOFR01M + 3.00%) 2/10/31 •	1,289,820	1,295,731
		8,071,208
Transportation — 0.01%
Delta Air Lines 8.022% (SOFR03M + 3.75%) 10/20/27 •	153,313	154,447
		154,447
Utilities — 0.08%
Calpine
6.077% (SOFR01M + 1.75%) 2/15/32 •	181,177	181,318
Tranche B-10 6.077% (SOFR01M + 1.75%) 1/31/31 •	237,556	237,785

30    NQ- OPTFI [0625] 0825 (4730784)

		Principal amount°	Value (US $)

Loan Agreements (continued)
Utilities (continued)

Lightning Power Tranche B 6.546% (SOFR03M + 2.25%) 8/18/31 •		1,334,278	$ 1,338,448
Vistra Operations 6.077% (SOFR01M + 1.75%) 12/20/30 •		496,722	498,565
			2,256,116
Total Loan Agreements (cost $52,636,270)			52,840,082

Sovereign Bonds — 3.91%Δ
Albania — 0.01%
Albania Government International Bonds
144A 3.50% 6/16/27 #	EUR	150,000	177,902
144A 4.75% 2/14/35 #	EUR	150,000	176,843
			354,745
Angola — 0.01%
Angolan Government International Bonds
8.25% 5/9/28 ■		200,000	188,804
144A 8.75% 4/14/32 #		200,000	176,890
			365,694
Argentina — 0.02%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		264,000	211,200
1.00% 7/9/29		28,650	24,051
4.125% 7/9/35 ~		461,150	311,377
			546,628
Armenia — 0.01%
Republic of Armenia International Bond 3.60% 2/2/31 ■		440,000	381,153
			381,153
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	312,394
			312,394
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #		200,000	189,920
			189,920
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Bermuda — 0.02%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		400,000	$ 395,800
5.00% 7/15/32 ■		255,000	252,323
			648,123
Brazil — 1.48%
Brazil Letras do Tesouro Nacional
11.753% 7/1/25 ^	BRL	7,000,000	1,288,399
13.496% 10/1/25 ^	BRL	57,830,000	10,266,356
14.74% 4/1/26 ^	BRL	166,000,000	27,491,010
Brazilian Government International Bonds
4.75% 1/14/50		510,000	360,798
6.00% 10/20/33		200,000	198,779
7.125% 5/13/54		1,200,000	1,152,171
			40,757,513
Canada — 0.78%
Province of British Columbia Canada 4.15% 6/18/34	CAD	3,700,000	2,803,224
Province of Ontario Canada 3.80% 12/2/34	CAD	10,500,000	7,708,430
Province of Quebec Canada 4.45% 9/1/34	CAD	14,200,000	10,976,989
			21,488,643
Chile — 0.02%
Chile Government International Bonds
3.10% 5/7/41		323,000	240,913
3.50% 1/25/50		400,000	285,420
			526,333
Colombia — 0.02%
Colombia Government International Bonds
5.20% 5/15/49		496,000	333,609
8.75% 11/14/53		200,000	198,570
			532,179
Dominican Republic — 0.03%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		500,000	462,925
5.30% 1/21/41 ■		231,000	199,723
144A 6.95% 3/15/37 #		250,000	254,550
			917,198
NQ- OPTFI [0625] 0825 (4730784)    31

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ecuador — 0.01%
Ecuador Government International Bond 6.90% 7/31/30 ■, ~	350,000	$ 304,938
		304,938
Egypt — 0.01%
Egypt Government International Bond 144A 8.70% 3/1/49 #	359,000	294,885
		294,885
Ghana — 0.00%
Ghana Government International Bonds
144A 5.00% 7/3/29 #, ~	55,660	52,316
144A 5.00% 7/3/35 #, ~	80,040	62,471
		114,787
Guatemala — 0.01%
Guatemala Government Bond 144A 6.55% 2/6/37 #	200,000	202,240
		202,240
Honduras — 0.01%
Honduras Government International Bond 144A 8.625% 11/27/34 #	200,000	210,150
		210,150
Hungary — 0.01%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	215,000	222,973
		222,973
Israel — 0.10%
Israel Government International Bonds
5.375% 3/12/29	1,400,000	1,429,713
5.375% 2/19/30	1,200,000	1,224,394
		2,654,107
Italy — 0.25%
Cassa Depositi e Prestiti 144A 5.875% 4/30/29 #	6,600,000	6,908,776
		6,908,776
Ivory Coast — 0.02%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #	430,000	391,646
144A 8.075% 4/1/36 #	200,000	193,298
		584,944
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Japan — 0.52%
Japan Government Forty Year Bond 2.20% 3/20/64	JPY	722,000,000	$ 4,034,691
Japan Government Thirty Year Bonds
2.30% 12/20/54	JPY	470,000,000	2,933,228
2.40% 3/20/55	JPY	271,000,000	1,728,620
Japan Government Twenty Year Bonds
2.00% 12/20/44	JPY	610,000,000	4,013,170
2.40% 3/20/45	JPY	221,000,000	1,545,869
			14,255,578
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #		200,000	199,766
			199,766
Kazakhstan — 0.01%
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #		200,000	202,678
			202,678
Lebanon — 0.00%
Lebanon Government International Bond 6.85% 3/23/27 ‡, ■		465,000	87,647
			87,647
Mexico — 0.07%
Mexico Government International Bonds
5.85% 7/2/32		600,000	607,950
6.338% 5/4/53		420,000	386,442
6.875% 5/13/37		900,000	940,883
			1,935,275
Montenegro — 0.01%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	140,000	163,553
			163,553
Nigeria — 0.02%
Nigeria Government International Bonds
7.375% 9/28/33 ■		320,000	286,576
144A 7.875% 2/16/32 #		337,000	320,363
			606,939

32    NQ- OPTFI [0625] 0825 (4730784)

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #		343,000	$ 354,891
			354,891
Paraguay — 0.02%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #		403,000	346,580
5.40% 3/30/50 ■		220,000	189,200
			535,780
Peru — 0.01%
Peruvian Government International Bond 2.844% 6/20/30		312,000	286,694
			286,694
Poland — 0.03%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		250,000	252,697
144A 5.75% 7/9/34 #		200,000	206,089
Republic of Poland Government International Bonds
4.875% 2/12/30		200,000	204,150
5.50% 4/4/53		203,000	189,399
			852,335
Qatar — 0.01%
Qatar Government International Bond 144A 4.40% 4/16/50 #		411,000	348,025
			348,025
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	176,899
			176,899
Romania — 0.08%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,824,474
144A 2.625% 12/2/40 #	EUR	123,000	90,450
144A 3.375% 1/28/50 #	EUR	109,000	77,645
7.125% 1/17/33 ■		176,000	183,546
			2,176,115
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Saudi Arabia — 0.05%
Saudi Government International Bonds
4.50% 10/26/46 ■		450,000	$ 371,278
144A 5.375% 1/13/31 #		900,000	934,027
			1,305,305
Serbia — 0.02%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	218,197
144A 3.125% 5/15/27 #	EUR	100,000	117,485
144A 6.00% 6/12/34 #		200,000	202,193
			537,875
South Africa — 0.13%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	3,088,711
5.65% 9/27/47		200,000	149,871
5.875% 6/22/30		268,000	267,149
			3,505,731
South Korea — 0.01%
Export-Import Bank of Korea 5.125% 1/11/33		200,000	206,503
			206,503
Sri Lanka — 0.01%
Sri Lanka Government International Bonds
144A 3.10% 1/15/30 #, ~		26,208	23,424
144A 3.35% 3/15/33 #, ~		51,407	41,621
144A 3.60% 6/15/35 #, ~		34,712	23,896
144A 3.60% 5/15/36 #, ~		24,091	19,663
144A 3.60% 2/15/38 #, ~		48,202	39,251
144A 4.00% 4/15/28 #		24,491	23,053
			170,908
Türkiye — 0.03%
Hazine Mustesarligi Varlik Kiralama 144A 6.50% 4/26/30 #		200,000	199,843
Turkey Government International Bond 7.625% 4/26/29		300,000	314,477
NQ- OPTFI [0625] 0825 (4730784)    33

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Türkiye (continued)
Turkiye Ihracat Kredi Bankasi 144A 6.875% 7/3/28 #		200,000	$ 200,399
			714,719
Ukraine — 0.01%
Ukraine Government International Bonds
144A 0.00% 2/1/30 #, ~		13,261	6,344
144A 0.00% 2/1/34 #, ~		49,556	18,955
144A 0.00% 2/1/35 #, ~		41,878	19,529
144A 0.00% 2/1/36 #, ~		34,899	16,550
144A 1.75% 2/1/34 #, ~		109,247	56,206
144A 1.75% 2/1/35 #, ~		84,970	43,001
144A 1.75% 2/1/36 #, ~		48,554	23,692
			184,277
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■		370,000	55,087
			55,087
Total Sovereign Bonds (cost $108,592,058)			107,380,903

Supranational Banks — 0.50%
Africa Finance 144A 5.55% 10/8/29 #		340,000	338,276
African Development Bank 5.75% 5/7/34 μ, ψ		525,000	507,221
Central American Bank for Economic Integration 144A 4.75% 1/24/28 #		200,000	203,432
Corp Andina de Fomento
5.00% 1/24/29		200,000	205,441
144A 6.75% 6/17/30 #, μ, ψ		490,000	499,395

European Union 2.875% 10/5/29 ■	EUR	9,900,000	11,899,133
Total Supranational Banks (cost $12,374,492)			13,652,898

US Treasury Obligations — 14.11%
US Treasury Bonds
1.375% 11/15/40 ∞		100,000	63,738
1.625% 11/15/50		13,500,000	7,116,503
1.75% 8/15/41		1,800,000	1,195,594
1.875% 2/15/41		52,800,000	36,333,000
1.875% 2/15/51		2,700,000	1,517,485
1.875% 11/15/51		5,100,000	2,839,266
2.00% 2/15/50		16,000,000	9,401,250
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
2.25% 8/15/46	13,695,000	$ 8,976,110
2.25% 8/15/49 ∞	850,000	533,475
2.25% 2/15/52	2,600,000	1,588,945
2.50% 2/15/45	37,100,000	26,129,415
2.75% 8/15/42 ∞	900,000	688,957
2.75% 11/15/42 ∞	1,400,000	1,066,898
2.875% 5/15/43	2,200,000	1,696,320
2.875% 8/15/45	16,700,000	12,491,730
3.00% 5/15/47 ∞	900,000	674,402
3.00% 8/15/48	3,770,000	2,789,358
3.00% 2/15/49 ∞	700,000	515,977
3.125% 5/15/48 ∞	1,490,000	1,130,945
3.625% 5/15/53	24,300,000	19,827,281
3.875% 2/15/43	3,510,000	3,143,095
4.125% 8/15/44	7,590,000	6,955,820
4.625% 11/15/44	29,840,000	29,219,889
4.625% 2/15/55	6,140,000	5,978,825
4.75% 5/15/55	8,915,000	8,866,247
5.00% 5/15/45	15,830,000	16,264,089
US Treasury Inflation Indexed Bonds
0.375% 7/15/25	270,550	270,423
0.625% 7/15/32	36,104,070	33,691,289
1.125% 1/15/33 ∞	19,923,390	19,047,080
1.75% 1/15/34 ∞	7,305,270	7,245,316
1.875% 7/15/34	3,884,930	3,890,164
US Treasury Notes
0.50% 10/31/27 ∞	13,200,000	12,261,563
3.75% 8/31/26	410,000	409,087
3.75% 5/15/28	5,010,000	5,018,219
3.875% 6/30/30	1,930,000	1,937,464
4.00% 2/15/34 ∞	1,000,000	989,883
4.25% 2/15/28	48,020,000	48,676,525
4.25% 11/15/34	16,500,000	16,559,298
4.25% 5/15/35	14,070,000	14,093,083
4.50% 12/31/31	14,905,000	15,371,945

US Treasury STRIP Principal 2.744% 5/15/44 ^	2,940,000	1,172,689
Total US Treasury Obligations (cost $408,996,712)		387,638,642
Number of shares
Common Stocks — 0.03%♣
Financials — 0.00%
MNSN Holdings =, †	2,589	8,414
8,414

34    NQ- OPTFI [0625] 0825 (4730784)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials — 0.03%
Grupo Aeromexico =, †	50,210	$ 925,371
		925,371
Total Common Stocks (cost $476,500)		933,785

Preferred Stock — 0.06%
Financials — 0.06%
SVB Financial Trust 11/7/32 †	2,953	1,565,090
Total Preferred Stock (cost $1,496,277)		1,565,090
	Principal amount°
Collateralized Debt Obligations — 0.37%
BDS Series 2025-FL14 A 144A 5.599% (TSFR01M + 1.28%, Floor 1.28%) 10/21/42 #, •	600,000	597,022
FS Rialto Series 2022-FL4 A 144A 6.202% (SOFR + 1.90%, Floor 1.90%) 1/19/39 #, •	1,179,723	1,180,498
HGI CRE CLO Series 2022-FL3 A 144A 6.004% (SOFR + 1.70%, Floor 1.70%) 4/20/37 #, •	2,175,168	2,176,995
MF1
Series 2024-FL14 A 144A 6.055% (TSFR01M + 1.74%, Floor 1.74%) 3/19/39 #, •	900,000	900,844
Series 2025-FL17 A 144A 5.635% (TSFR01M + 1.32%, Floor 1.32%) 2/18/40 #, •	1,400,000	1,395,673

PFP Series 2024-11 A 144A 6.144% (TSFR01M + 1.83%, Floor 1.83%) 9/17/39 #, •	3,525,387	3,533,559
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)

Romark Credit Funding III Series 2024-3A A 144A 5.539% 9/15/42 #	500,000	$ 500,869
Total Collateralized Debt Obligations (cost $10,264,837)		10,285,460
Notional amount*
Options Purchased — 0.01%
Call Swaptions — 0.01%
1 yr IRS pay a fixed rate 3.75% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 10/30/25 (DB)	83,800,000	296,221
	Number of contracts
Foreign Currency Call Option — 0.00%
USD vs SEK strike price $10.20, expiration date 11/26/25, notional amount $28,478,400 (BAML)	2,792,000	14,548
		14,548
Foreign Currency Put Options — 0.00%
EUR vs USD strike price EUR 1.10, expiration date 12/17/25, notional amount $643,406 (GS)	689,000	50,762
EUR vs USD strike price EUR 1.11, expiration date 11/26/25, notional amount $8,263,157 (BNP)	8,769,000	25,220
		75,982
Total Options Purchased (premium paid $580,759)		386,751

NQ- OPTFI [0625] 0825 (4730784)    35

Schedule of investments
Optimum Fixed Income Fund
	Number of shares	Value (US $)
Short-Term Investments — 18.41%
Money Market Mutual Funds — 1.53%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	10,471,250	$ 10,471,250
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	10,471,250	10,471,250
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	10,471,250	10,471,250
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	10,471,250	10,471,250
		41,885,000
Principal amount°
Repurchase Agreements — 16.88%
US Treasury repurchase agreement with BNP Paribas 4.47%, dated 6/30/25, to be repurchased 7/1/25, repurchase price $20,302,521 (collateralized by US government obligations; 4.25%; market value $21,155,424)	20,300,000	20,300,000
	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with BNP Paribas 4.47%, dated 6/30/25, to be repurchased 7/2/25, repurchase price $99,612,367 (collateralized by US government obligations; 4.00%; market value $101,482,520)	99,600,000	$ 99,600,000
US Treasury repurchase agreement with JPMorgan Securities 4.47%, dated 6/30/25, to be repurchased 7/2/25, repurchase price $38,104,731 (collateralized by US government obligations; 1.875%; market value $38,802,535)	38,100,000	38,100,000
US Treasury repurchase agreement with JPMorgan Securities 4.48%, dated 6/27/25, to be repurchased 7/1/25, repurchase price $100,012 (collateralized by US government obligations; 0.625%; market value $102,057)	100,000	100,000
36    NQ- OPTFI [0625] 0825 (4730784)

	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with JPMorgan Securities 4.48%, dated 6/27/25, to be repurchased 7/1/25, repurchase price $138,017,173 (collateralized by US government obligations; 0.625%; market value $236,685,333)	138,000,000	$ 138,000,000
US Treasury repurchase agreement with JPMorgan Securities 5.39%, dated 7/26/24, to be repurchased 7/26/26, repurchase price $186,000,613 (collateralized by US government obligations; 1.875% - 2.25%; market value $177,226,879)	167,764,853	167,764,853
		463,864,853
Total Short-Term Investments (cost $505,749,853)		505,749,853
Total Value of Securities Before Options Written—129.98% (cost $3,630,265,685)		3,571,325,006
	Number of contracts
Options Written — (0.01%)
Futures Call Options — (0.00%)
Euro-Bobl, strike price $118.50, expiration date 7/25/25, notional amount ($30,180,098)	(3)	165
Euro-Bund, strike price $132.50, expiration date 7/25/25, notional amount ($33,745,110)	(3)	1,142
	Number of contracts	Value (US $)
Options Written (continued)
Futures Call Options (continued)
US Treasury 10 yr Notes, strike price $112, expiration date 7/25/25, notional amount ($179,200,000)	(16)	$ (12,000)
US Treasury 10 yr Notes, strike price $112.50, expiration date 7/25/25, notional amount ($596,250,000)	(53)	(28,156)
US Treasury 10 yr Notes, strike price $113.25, expiration date 7/25/25, notional amount ($124,575,000)	(11)	(3,266)
		(42,115)
Futures Put Options — (0.00%)
Euro-Bobl, strike price $117.25, expiration date 7/25/25, notional amount ($29,859,932)	(3)	35
Euro-Bund, strike price $129, expiration date 7/25/25, notional amount ($32,853,841)	(3)	212
US Treasury 10 yr Notes, strike price $108.50, expiration date 7/25/25, notional amount ($173,600,000)	(16)	(500)
US Treasury 10 yr Notes, strike price $109, expiration date 7/25/25, notional amount ($446,900,000)	(41)	(1,281)
US Treasury 10 yr Notes, strike price $109.50, expiration date 7/25/25, notional amount ($131,400,000)	(12)	(750)
US Treasury 10 yr Notes, strike price $110.75, expiration date 7/25/25, notional amount ($121,825,000)	(11)	(2,234)
		(4,518)
NQ- OPTFI [0625] 0825 (4730784)    37

Schedule of investments
Optimum Fixed Income Fund
	Notional amount*	Value (US $)
Call Swaptions — (0.01%)
1 yr IRS pay a fixed rate 2.83% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 10/30/25 (DB)	(83,800,000)	$ (50,940)
1 yr IRS pay a fixed rate 3.29% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 10/30/25 (DB)	(83,800,000)	(123,158)
10 yr IRS pay a fixed rate 2.46% and receive a floating rate based on 1-month EURIBOR expiration date 7/16/25 (CITI)	(200,000)	(185)
10 yr IRS pay a fixed rate 3.525% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/28/25 (GS)	(1,900,000)	(6,095)
10 yr IRS pay a fixed rate 3.555% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/24/25 (BAML)	(2,000,000)	(6,644)
10 yr IRS pay a fixed rate 3.555% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/30/25 (GS)	(1,300,000)	(5,368)
10 yr IRS pay a fixed rate 3.564% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/24/25 (CITI)	(800,000)	(2,824)
	Notional amount*	Value (US $)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 3.583% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/23/25 (GS)	(500,000)	$ (1,928)
10 yr IRS pay a fixed rate 3.605% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/23/25 (CITI)	(300,000)	(1,337)
10 yr IRS pay a fixed rate 3.637% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/18/25 (BAML)	(1,000,000)	(4,603)
10 yr IRS pay a fixed rate 3.653% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/14/25 (GS)	(900,000)	(3,916)
10 yr IRS pay a fixed rate 3.664% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/14/25 (MS)	(900,000)	(4,285)
10 yr IRS pay a fixed rate 3.669% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/7/25 (MS)	(500,000)	(1,624)
10 yr IRS pay a fixed rate 3.68% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/7/25 (GS)	(600,000)	(2,197)
38    NQ- OPTFI [0625] 0825 (4730784)

	Notional amount*	Value (US $)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 3.697% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/16/25 (MS)	(1,400,000)	$ (9,085)
10 yr IRS pay a fixed rate 3.725% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/3/25 (MS)	(1,600,000)	(7,014)
		(231,203)
Put Swaptions — (0.00%)
CDX.NA.IG.44.V1 5yr strike price $1.00, expiration date 7/16/25 (JPMCB)	(1,300,000)	(81)
10 yr IRS pay a fixed rate 2.72% and receive a floating rate based on 1-month EURIBOR expiration date 7/16/25 (CITI)	(200,000)	(324)
10 yr IRS pay a fixed rate 3.875% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/28/25 (GS)	(1,900,000)	(5,014)
10 yr IRS pay a fixed rate 3.905% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/24/25 (BAML)	(2,000,000)	(3,488)
10 yr IRS pay a fixed rate 3.905% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/30/25 (GS)	(1,300,000)	(3,052)
	Notional amount*	Value (US $)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 3.914% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/24/25 (CITI)	(800,000)	$ (1,300)
10 yr IRS pay a fixed rate 3.933% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/23/25 (GS)	(500,000)	(653)
10 yr IRS pay a fixed rate 3.955% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/23/25 (CITI)	(300,000)	(326)
10 yr IRS pay a fixed rate 4.019% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/7/25 (MS)	(500,000)	(7)
10 yr IRS pay a fixed rate 4.03% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/7/25 (GS)	(600,000)	(6)
10 yr IRS pay a fixed rate 4.037% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/18/25 (BAML)	(1,000,000)	(291)
10 yr IRS pay a fixed rate 4.053% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/14/25 (GS)	(900,000)	(103)
NQ- OPTFI [0625] 0825 (4730784)    39

Schedule of investments
Optimum Fixed Income Fund
	Notional amount*	Value (US $)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 4.064% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/14/25 (MS)	(900,000)	$ (88)
10 yr IRS pay a fixed rate 4.075% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/3/25 (MS)	(1,600,000)	(0)
10 yr IRS pay a fixed rate 4.097% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/16/25 (MS)	(1,400,000)	(140)
		(14,873)
Total Options Written (premium received $601,088)		(292,709)

Liabilities Net of Receivables and Other Assets—(29.97%)★		(823,440,489)
Net Assets Applicable to 329,483,103 Shares Outstanding—100.00%		$2,747,591,808
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
∞	Fully or partially pledged as collateral for futures and swap contracts.
Δ	Securities have been classified by country of risk.
X	This loan will settle after June 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2025.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
^^	Represents a security with a settlement after June 30, 2025, at which time the interest rate will be reflected.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $563,599,672, which represents 20.51% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
★	Includes $9,909,124 cash collateral held at broker for futures contracts, $5,327,770 cash collateral held at brokers for certain open derivatives, $8,451,000 cash collateral pledged for TBA transactions, and $815,151 cash collateral due to brokers for certain open derivatives as of June 30, 2025.

40    NQ- OPTFI [0625] 0825 (4730784)

Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$197,143	$198,159	$197,143	$1,016
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2025:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	CNY	6,080,000	USD	(850,355)	8/20/25	$2,984	$—
BAML	EUR	(65,419,480)	USD	74,385,154	7/2/25	—	(2,685,849)
BAML	IDR	(14,513,634,333)	USD	889,599	7/16/25	—	(5,775)
BAML	KRW	(15,278,817,442)	USD	11,208,135	7/16/25	—	(95,365)
BAML	SGD	(43,900)	USD	34,351	7/2/25	—	(179)
BAML	SGD	43,794	USD	(34,351)	8/5/25	190	—
BAML	TWD	(13,326,182)	USD	417,324	8/20/25	—	(46,462)
BNP	BRL	(45,549,092)	USD	7,406,506	10/2/25	—	(777,927)
BNP	CAD	35,307,216	USD	(25,820,694)	7/2/25	109,776	—
BNP	CAD	(35,524,251)	USD	26,023,442	8/5/25	—	(115,575)
BNP	CNY	26,499,584	USD	(3,675,169)	8/20/25	44,097	—
BNP	EUR	(2,975,000)	USD	3,415,268	7/2/25	—	(89,594)
BNP	IDR	13,982,110,476	USD	(858,933)	7/16/25	3,651	—
BNP	INR	(23,309,651)	USD	268,173	8/20/25	—	(3,141)
BNP	JPY	(1,638,028,156)	USD	11,397,436	8/4/25	—	(25,604)
BNP	KRW	3,920,899	USD	(2,886)	7/16/25	15	—
BNP	PLN	1,380,265	USD	(368,974)	7/10/25	13,875	—
BNP	THB	(3,842,789)	USD	116,267	7/16/25	—	(2,088)
BNP	TWD	(24,715,898)	USD	759,453	7/16/25	—	(92,294)
BNP	TWD	(64,550,434)	USD	1,978,000	8/20/25	—	(268,522)
CITI	CAD	(25,222,000)	USD	18,245,675	7/2/25	—	(277,969)
CITI	CHF	(484,000)	USD	594,710	7/2/25	—	(15,436)
CITI	EUR	972,000	USD	(1,142,211)	8/4/25	5,621	—
CITI	IDR	8,218,282,331	USD	(504,669)	7/16/25	2,333	—
CITI	INR	54,199,283	USD	(629,663)	8/20/25	1,192	—
CITI	KRW	11,837,353,027	USD	(8,638,866)	7/16/25	118,587	—
CITI	THB	(15,127,891)	USD	456,829	7/16/25	—	(9,101)
CITI	TWD	244,451,371	USD	(8,294,272)	7/16/25	129,882	—
CITI	TWD	(95,558,672)	USD	2,925,939	8/20/25	—	(399,750)
DB	AUD	5,357,224	USD	(3,449,806)	7/2/25	76,137	—
DB	CNY	(52,729,351)	USD	7,378,062	8/20/25	—	(22,601)
DB	EUR	67,730,060	USD	(78,573,642)	7/2/25	1,219,467	—
DB	EUR	(67,581,591)	USD	78,573,642	8/4/25	—	(1,233,294)
DB	ILS	101,740	USD	(29,354)	7/2/25	851	—
DB	INR	28,879,985	USD	(336,085)	8/20/25	65	—
DB	MXN	3,667,686	USD	(190,237)	9/17/25	3,560	—
DB	TWD	17,862,727	USD	(601,054)	7/16/25	14,522	—
GS	BRL	30,621,076	USD	(5,437,898)	9/3/25	106,126	—
NQ- OPTFI [0625] 0825 (4730784)    41

Schedule of investments
Optimum Fixed Income Fund
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GS	BRL	32,431,559	USD	(5,751,602)	10/2/25	$75,822	$—
GS	BRL	(30,100,000)	USD	5,107,755	4/2/26	—	(63,136)
GS	IDR	(11,871,860,904)	USD	727,755	7/16/25	—	(4,644)
GS	JPY	(1,642,940,451)	USD	11,437,313	7/2/25	25,870	—
GS	SGD	(11,220)	USD	8,802	7/2/25	—	(23)
GS	SGD	11,193	USD	(8,802)	8/5/25	26	—
GS	THB	21,790,588	USD	(670,000)	7/16/25	1,137	—
GS	ZAR	20,674,944	USD	(1,143,091)	7/23/25	22,555	—
JPMCB	AUD	(5,357,224)	USD	3,511,157	7/2/25	—	(14,786)
JPMCB	AUD	5,357,224	USD	(3,513,353)	8/5/25	15,169	—
JPMCB	BRL	(16,657,795)	USD	2,917,251	8/4/25	—	(121,296)
JPMCB	BRL	(9,600,000)	USD	1,484,001	10/2/25	—	(240,963)
JPMCB	BRL	(135,900,000)	USD	23,011,412	4/2/26	—	(334,905)
JPMCB	CAD	(10,067,000)	USD	7,393,697	7/2/25	250	—
JPMCB	CNY	20,629,091	USD	(2,884,265)	8/20/25	11,066	—
JPMCB	EUR	664,000	USD	(768,043)	7/2/25	14,219	—
JPMCB	EUR	(1,050,949)	USD	1,215,129	8/22/25	—	(27,364)
JPMCB	GBP	(3,331,000)	USD	4,560,664	8/4/25	—	(12,480)
JPMCB	ILS	125,060	USD	(34,628)	7/18/25	2,504	—
JPMCB	INR	(25,997,541)	USD	299,839	8/20/25	—	(2,761)
JPMCB	KRW	3,148,752,050	USD	(2,309,178)	7/16/25	20,316	—
JPMCB	NZD	(331,971)	USD	197,984	7/2/25	—	(4,381)
JPMCB	PLN	1,710,036	USD	(455,312)	7/10/25	19,008	—
JPMCB	SGD	55,110	USD	(42,903)	7/2/25	445	—
JPMCB	SGD	16,110	USD	(12,611)	8/5/25	95	—
JPMCB	TRY	116,197,482	USD	(2,809,071)	7/22/25	53,117	—
JPMCB	TRY	4,427,920	USD	(105,500)	8/19/25	733	—
JPMCB	TWD	46,039,666	USD	(1,548,385)	7/16/25	38,210	—
JPMCB	TWD	(113,209,191)	USD	3,472,027	8/20/25	—	(467,946)
JPMCB	ZAR	5,851,560	USD	(327,430)	7/23/25	2,479	—
TD	EUR	(4,728,330)	USD	5,337,017	8/22/25	—	(253,093)
Total Forward Foreign Currency Exchange Contracts						$2,155,952	$(7,714,304)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
169	3 Month SOFR	$40,418,462	$40,418,479	9/16/25	$—	$(17)	$—
169	3 Month SOFR	40,555,775	40,500,867	12/16/25	54,908	—	—
169	3 Month SOFR	40,699,425	40,606,492	3/17/26	92,933	—	—
169	3 Month SOFR	40,813,500	40,697,312	6/16/26	116,188	—	—
169	3 Month SOFR	40,906,450	40,786,054	9/15/26	120,396	—	—
89	Canadian Treasury 10 yr Bonds	7,973,563	7,851,817	9/18/25	121,746	—	—
(173)	Euro-Bobl	(23,981,460)	(23,296,286)	9/8/25	—	(685,174)	(33)
(119)	Euro-Bund	(18,243,913)	(17,946,693)	9/8/25	—	(297,220)	216
(50)	Euro-Schatz	(6,316,757)	(6,106,967)	9/8/25	—	(209,790)	(29)
42    NQ- OPTFI [0625] 0825 (4730784)

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(17)	Japanese Treasury 10 yr Bonds	$(16,411,513)	$(16,277,019)	9/12/25	$—	$(134,494)	$65
24	Long 10 yr Gilt	3,064,743	2,988,396	9/26/25	76,347	—	—
332	US Treasury 2 yr Notes	69,063,781	68,749,714	9/30/25	314,067	—	—
2,219	US Treasury 5 yr Notes	241,871,000	239,041,334	10/5/25	2,829,666	—	—
(671)	US Treasury 10 yr Notes	(75,235,875)	(74,032,138)	9/19/25	—	(1,203,737)	—
949	US Treasury 10 yr Ultra Notes	108,438,083	106,223,749	9/19/25	2,214,334	—	—
774	US Treasury Long Bonds	89,372,813	86,358,720	9/19/25	3,014,093	—	—
158	US Treasury Ultra Bonds	18,821,750	18,209,014	9/19/25	612,736	—	—
Total Futures Contracts			$594,772,845		$9,567,414	$(2,530,432)	$219
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly	700,000	1.000%	$4,945	$(1,004)	$5,949	$—	$13
Boeing 7.25% 6/15/25 Baa3 12/20/26-Quarterly	4,100,000	1.000%	38,627	(6,763)	45,390	—	161
British Telecom 2.70% 10/9/22 Baa1 12/20/28-Quarterly	EUR 1,600,000	1.000%	41,850	(41,744)	83,594	—	371
CDX.ITRX.EUR.43[3] 6/20/30-Quarterly	EUR 100,000	1.000%	2,546	2,072	474	—	23
CDX.NA.HY.43.V1[4] 12/20/29-Quarterly	20,400,000	5.000%	1,527,811	1,181,434	346,377	—	66,084
CDX.NA.IG.35[5] 12/20/25-Quarterly	400,000	1.000%	1,858	995	863	—	(10)
CDX.NA.IG.36[5] 6/20/26-Quarterly	1,900,000	1.000%	16,342	9,152	7,190	—	9
CDX.NA.IG.37[5] 12/20/26-Quarterly	300,000	1.000%	3,570	1,955	1,615	—	20
CDX.NA.IG.44[5] 6/20/30-Quarterly	2,900,000	1.000%	65,116	42,830	22,286	—	1,584
NQ- OPTFI [0625] 0825 (4730784)    43

Schedule of investments
Optimum Fixed Income Fund

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared: (continued)
Protection Sold/Moody's Ratings (continued):
General Electric 2.70% 10/9/22 Baa1 6/20/26-Quarterly	600,000	1.000%	$5,436	$1,125	$4,311	$—	$(54)
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly	1,200,000	1.000%	15,834	3,823	12,011	—	(153)
General Motors 4.875% 10/2/23 Baa2 12/20/26-Quarterly	240,000	5.000%	15,941	13,316	2,625	—	4
General Motors 4.875% 10/2/23 Baa2 6/20/28-Quarterly	275,000	5.000%	33,266	19,045	14,221	—	142
Goldman Sachs Group 6.484% 10/24/2029 A2 6/20/26-Quarterly	400,000	1.000%	2,741	2,376	365	—	(7)
			1,775,883	1,228,612	547,271	—	68,187
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	2,085,000	1.000%	(12,620)	3,040	—	(15,660)	—
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	428,000	1.000%	5,860	11,477	—	(5,617)	—
			(6,760)	14,517	—	(21,277)	—
Protection Sold/Moody's Ratings:
CITI Israel 2.875% 3/16/26 A2 6/20/27-Quarterly	2,200,000	1.000%	17,324	(6,541)	23,865	—	—
DB CMBX.NA.AAA[6] 10/17/57-Monthly	258,079	0.500%	22	(13,970)	13,992	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	92,624	89,659	2,965	—	—
44    NQ- OPTFI [0625] 0825 (4730784)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Over-The-Counter (continued):
Protection Sold/Moody's Ratings (continued):
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	$92,624	$89,061	$3,563	$—	$—
			$202,594	$158,209	$44,385	$—	$—
			$195,834	$172,726	$44,385	$(21,277)	$—
Total CDS Contracts			$1,971,717	$1,401,338	$591,656	$(21,277)	$68,187
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
3 yr IRS[8] 2/18/26- (Semiannually/ Quarterly)	30,040,000	(0.64)%/ 4.40%	$(776,458)	$(55,337)	$—	$(721,121)	$11,404
3 yr IRS[9] 1/4/27- (At Maturity/ At Maturity)	BRL 196,500,000	11.496%/ (14.90)%	(1,229,111)	—	—	(1,229,111)	22,917
3 yr IRS[9] 1/4/27- (At Maturity/ At Maturity)	BRL 2,900,000	11.566%/ (14.90)%	(17,436)	—	—	(17,436)	346
5 yr IRS[10] 9/16/25- (Annually/ Annually)	GBP 5,700,000	0.50%/ (4.66)%	302,184	(7,179)	309,363	—	(2,333)
5 yr IRS[11] 4/11/27- (Annually/ Semiannually)	EUR 1,900,000	(0.70)%/ 2.244%	(58,627)	—	—	(58,627)	(162)
5 yr IRS[11] 4/12/27- (Annually/ Semiannually)	EUR 3,800,000	(0.65)%/ 2.244%	(120,910)	—	—	(120,910)	(341)
5 yr IRS[11] 5/13/27- (Annually/ Semiannually)	EUR 4,100,000	(1.00)%/ 2.131%	(95,369)	—	—	(95,369)	(422)
5 yr IRS[11] 5/18/27- (Annually/ Semiannually)	EUR 2,000,000	(1.00)%/ 2.12%	(46,904)	—	—	(46,904)	(205)
5 yr IRS[11] 8/14/29- (Annually/ Semiannually)	EUR 2,400,000	2.65%/ (2.486)%	(84,664)	—	—	(84,664)	1,362
NQ- OPTFI [0625] 0825 (4730784)    45

Schedule of investments
Optimum Fixed Income Fund
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
5 yr IRS[12] 10/5/29- (Annually/ Annually)	EUR 4,700,000	2.063%/ (1.929)%	$2,008	$—	$2,008	$—	$3,210
5 yr IRS[12] 10/5/29- (Annually/ Annually)	EUR 2,000,000	2.05%/ (1.929)%	2,008	—	2,008	—	1,370
5 yr IRS[12] 10/5/29- (Annually/ Annually)	EUR 3,200,000	2.056%/ (1.929)%	2,099	—	2,099	—	2,189
5 yr IRS[8] 12/18/29- (Annually/ Annually)	20,260,000	3.75%/ (4.382)%	(216,903)	34,439	—	(251,342)	(33,710)
5 yr IRS[10] 3/19/30- (Annually/ Annually)	GBP 20,800,000	(3.50)%/ 4.217%	(244,702)	(532,160)	287,458	—	23,975
5 yr IRS[11] 4/9/30- (Annually/ Semiannually)	EUR 500,000	2.40%/ (2.275)%	(3,790)	—	—	(3,790)	375
5 yr IRS[11] 4/29/30- (Annually/ Semiannually)	EUR 2,700,000	2.35%/ (2.141)%	(14,061)	—	—	(14,061)	2,090
5 yr IRS[11] 9/17/30- (Annually/ Semiannually)	EUR 19,500,000	(2.25)%/ 2.049%	(45,856)	(265,708)	219,852	—	(17,556)
7 yr IRS[8] 10/31/30- (Annually/ Annually)	15,300,000	3.595%/ (4.447)%	(26,542)	—	—	(26,542)	(30,046)
7 yr IRS[8] 10/31/30- (Annually/ Annually)	9,800,000	3.601%/ (4.447)%	(20,150)	—	—	(20,150)	(19,244)
7 yr IRS[8] 10/31/30- (Annually/ Annually)	4,400,000	3.601%/ (4.447)%	(9,025)	—	—	(9,025)	(8,640)
7 yr IRS[8] 10/31/30- (Annually/ Annually)	2,200,000	3.545%/ (4.447)%	2,213	—	2,213	—	(4,321)
7 yr IRS[8] 10/31/30- (Annually/ Annually)	3,390,000	3.582%/ (4.447)%	(3,353)	—	—	(3,353)	(6,658)
7 yr IRS[8] 10/31/30- (Annually/ Annually)	4,300,000	3.623%/ (4.447)%	(14,161)	—	—	(14,161)	(8,443)
7 yr IRS[8] 10/31/30- (Annually/ Annually)	9,900,000	3.689%/ (4.447)%	(68,508)	—	—	(68,508)	(19,431)
46    NQ- OPTFI [0625] 0825 (4730784)

IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
7 yr IRS[8] 10/31/30- (Annually/ Annually)	2,900,000	3.664%/ (4.447)%	$(16,032)	$—	$—	$(16,032)	$(5,693)
7 yr IRS[8] 10/31/30- (Annually/ Annually)	2,300,000	3.677%/ (4.447)%	(14,349)	—	—	(14,349)	(4,515)
7 yr IRS[8] 5/15/32- (Annually/ Annually)	57,800,000	3.75%/ (4.45)%	(874,052)	(3,141)	—	(870,911)	(147,872)
8 yr IRS[13] 6/1/32- (Semiannually/ Semiannually)	CAD 16,200,000	3.50%/ (2.75)%	(564,427)	61,208	—	(625,635)	(27,840)
8 yr IRS[8] 7/15/32- (Annually/ Annually)	15,120,000	(1.857)%/ 4.718%	(1,994,963)	—	—	(1,994,963)	39,701
8 yr IRS[13] 6/1/33- (Semiannually/ Semiannually)	CAD 200,000	2.90%/ (2.754)%	(740)	(114)	—	(626)	(392)
8 yr IRS[13] 6/1/33- (Semiannually/ Semiannually)	CAD 300,000	2.85%/ (2.754)%	(319)	(2)	—	(317)	(584)
8 yr IRS[13] 6/1/33- (Semiannually/ Semiannually)	CAD 2,300,000	3.00%/ (2.754)%	(20,622)	7,868	—	(28,490)	(4,586)
9 yr IRS[13] 6/1/34- (Semiannually/ Semiannually)	CAD 2,600,000	3.00%/ (2.754)%	(15,374)	(2,644)	—	(12,730)	(5,989)
9 yr IRS[13] 6/1/34- (Semiannually/ Semiannually)	CAD 3,500,000	3.00%/ (2.754)%	(20,696)	1,712	—	(22,408)	(8,062)
9 yr IRS[13] 6/1/34- (Semiannually/ Semiannually)	CAD 5,800,000	3.00%/ (2.754)%	(34,295)	9,911	—	(44,206)	(13,360)
10 yr IRS[13] 12/20/33- (Semiannually/ Semiannually)	CAD 4,900,000	3.75%/ (2.75)%	(239,634)	(15,181)	—	(224,453)	(11,911)
10 yr IRS[8] 8/14/34- (Annually/ Annually)	100,000	3.569%/ (4.649)%	1,568	—	1,568	—	(338)
10 yr IRS[8] 9/4/34- (Annually/ Annually)	180,000	3.47%/ (4.587)%	4,210	—	4,210	—	(611)
10 yr IRS[8] 12/18/34- (Annually/ Annually)	40,800,000	3.75%/ (4.382)%	(134,899)	(807,499)	672,600	—	(145,163)
NQ- OPTFI [0625] 0825 (4730784)    47

Schedule of investments
Optimum Fixed Income Fund
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[11] 1/8/35- (Annually/ Semiannually)	EUR 400,000	(2.22)%/ 2.585%	$(15,309)	$—	$—	$(15,309)	$(809)
10 yr IRS[8] 2/26/35- (Annually/ Annually)	800,000	4.00%/ (4.356)%	(20,170)	—	—	(20,170)	(2,944)
10 yr IRS[8] 3/3/35- (Annually/ Annually)	250,000	3.89%/ (4.352)%	(3,975)	—	—	(3,975)	(919)
10 yr IRS[8] 3/4/35- (Annually/ Annually)	300,000	3.908%/ (4.352)%	(5,219)	—	—	(5,219)	(1,104)
10 yr IRS[8] 3/5/35- (Annually/ Annually)	400,000	3.87%/ (4.352)%	(5,690)	—	—	(5,690)	(1,470)
10 yr IRS[8] 3/5/35- (Annually/ Annually)	1,600,000	3.874%/ (4.352)%	(23,305)	—	—	(23,305)	(5,881)
10 yr IRS[8] 3/11/35- (Annually/ Annually)	890,000	3.899%/ (4.349)%	(14,888)	—	—	(14,888)	(3,282)
10 yr IRS[10] 3/19/35- (Annually/ Annually)	GBP 4,700,000	(3.50)%/ 4.217%	(260,085)	(282,936)	22,851	—	9,133
10 yr IRS[11] 4/1/35- (Annually/ Semiannually)	EUR 1,100,000	(2.46)%/ 2.354%	(15,381)	—	—	(15,381)	(2,139)
10 yr IRS[11] 4/9/35- (Annually/ Semiannually)	EUR 300,000	2.52%/ (2.275)%	2,246	—	2,246	—	577
10 yr IRS[11] 9/17/35- (Annually/ Semiannually)	EUR 30,080,000	(2.25)%/ 2.049%	(1,177,137)	(1,407,077)	229,940	—	(66,638)
30 yr IRS[8] 12/21/52- (Annually/ Annually)	17,000,000	1.75%/ (4.378)%	6,503,569	3,193,404	3,310,165	—	(87,543)
30 yr IRS[8] 9/19/53- (Annually/ Annually)	4,800,000	1.842%/ (4.552)%	1,818,268	1,487,084	331,184	—	(25,525)
30 yr IRS[8] 10/27/53- (Semiannually/ Quarterly)	13,680,000	2.06%/ (4.326)%	5,082,261	—	5,082,261	—	(71,790)
30 yr IRS[8] 6/20/54- (Annually/ Annually)	8,400,000	3.50%/ (4.381)%	623,046	(3,158)	626,204	—	(56,874)
48    NQ- OPTFI [0625] 0825 (4730784)

IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
30 yr IRS[11] 9/17/55- (Annually/ Semiannually)	EUR 10,600,000	(2.25)%/ 2.049%	$1,320,198	$974,358	$345,840	$—	$92,430
Total IRS Contracts			$7,097,787	$2,387,848	$11,454,070	$(6,744,131)	$(644,267)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s iTraxx Europe Main Index, or the ITRX EUR CDSI S41, is comprised of 125 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[4]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
5	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[6]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[7]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[8]	Rates resets based on SOFR.
[9]	Rates resets based on Brazil CETIP Interbank Deposit.
[10]	Rate resets based on SONIA.
[11]	Rate resets based on EUR006M.
[12]	Rate resets based on ESTR.
[13]	Rates resets based on CORRA.
Summary of abbreviations:
12MTA – 12 Month Treasury Average
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CETIP – Central de Custódia de Liquidação Financeira de Títulos
CITI – Citigroup
CJSC – Closed Joint Stock Company

NQ- OPTFI [0625] 0825 (4730784)    49

Schedule of investments
Optimum Fixed Income Fund
Summary of abbreviations: (continued)
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
CORRA – Canadian Overnight Repo Rate Average
DAC – Designated Activity Company
DB – Deutsche Bank
ESTR – Euro Short-Term Rate
EUR003M – EURIBOR EUR 3 Month
EUR006M – EURIBOR EUR 6 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IBOR – Interbank Offered Rate
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MASTR – Mortgage Asset Securitization Transactions, Inc.
MS – Morgan Stanley
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
SOFRINDX – Secured Overnight Financing Rate Index
Summary of abbreviations: (continued)
SONIA – Sterling Overnight Indexed Average
STRIP – Separate Trading of Registered Interest and Principal
TBA – To be announced
TBD – To be determined
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
TSFR06M – 6 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CNY – China Yuan Renminbi
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NZD – New Zealand Dollar
PLN – Polish Zloty
SGD – Singapore Dollar
THB – Thai Baht
TRY – Turkish Lira
TWD – New Taiwan Dollar
USD – US Dollar
ZAR – South African Rand

50    NQ- OPTFI [0625] 0825 (4730784)